          As filed with the Securities and Exchange Commission on March 2, 2007

                                                    1933 Act File No. 333-08919
                                                    1940 Act File No. 811-07729

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                               -----------------

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                     Post-effective Amendment No. 17                        [X]
                                  and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                             Amendment No. 19                               [X]

                               -----------------

                        Hansberger Institutional Series
              (Exact Name of Registrant as Specified in Charter)

                          401 East Las Olas Boulevard
                                  Suite 1700
                        Fort Lauderdale, Florida 33301
              (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code (954) 522-5150

                              Susan Moore-Wester
                          401 East Las Olas Boulevard
                                  Suite 1700
                        Fort Lauderdale, Florida 33301
                    (Name and Address of Agent for Service)

                               -----------------

                                  Copies to :

                             W. John McGuire, Esq.
                          Morgan, Lewis & Bockius LLP
                        1111 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004

                               -----------------

It is proposed that this filing will become effective (check the appropriate box):

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]on [date] pursuant to paragraph (b) of Rule 485
[X]60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]on [date] pursuant to paragraph (a)(2) of Rule 485

================================================================================

                              [LOGO APPEARS HERE]
                              [LOGO APPEARS HERE]

--------------------------------------------------------------------------------
                                  HANSBERGER

--------------------------------------------------------------------------------

                             INSTITUTIONAL SERIES

--------------------------------------------------------------------------------

                                            PROSPECTUS

                                               May 1, 2007

                                               International Value Fund

                                               Emerging Markets Fund

                                               All Countries Fund (R)

                                               International Growth Fund

                                               International Core Fund

                                               Adviser: Hansberger
                                               Global Investors, Inc.

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
   the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

Hansberger Institutional Series is a mutual fund that offers shares in five separate investment portfolios. This prospectus gives you important information about the International Value Fund, Emerging Markets Fund, All Countries Fund(R), International Growth Fund and International Core Fund (the "Funds") that you should know before investing and has been arranged into different sections so that you can easily review this important information. Each Fund offers two share classes: the Institutional Class and the Advisor Class. On the next page, there is some general information you should know about before investing in the Funds, including information common to each of the Funds.

For more detailed information about the Funds, please see:

   International Value Fund................................................  2
   Emerging Markets Fund...................................................  6
   All Countries Fund(R)...................................................  8
   International Growth Fund............................................... 10
   International Core Fund................................................. 13

For more detailed information about the following topics, please see:

   The Funds' Other Investments............................................ 18
   More Information About Risk............................................. 19
   The Investment Adviser.................................................. 20
   Other Payments to Third Parties......................................... 22
   Purchasing, Selling and Exchanging Fund Shares.......................... 22
   Dividends, Distributions and Taxes...................................... 28
   Financial Highlights.................................................... 30

To obtain more information about Hansberger Institutional Series, please refer to the back cover of this prospectus.

         Please read this prospectus and keep it for future reference.

               INTRODUCTION--PRINCIPAL RISKS COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund may invest a substantial portion of its assets in the securities of issuers organized or located outside of the United States. The Funds are appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. Before you invest, you should know a few things about investing in mutual funds.

Management Risk

Each Fund's assets are managed under the direction of Hansberger Global Investors, Inc. (the "Adviser"). Still, investing in a Fund involves risks, and there is no guarantee that a Fund will achieve its investment goal. The Adviser makes judgments about several factors with respect to each investment it makes on behalf of each Fund, including the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. You should consider your own investment goals, time horizon and risk tolerance before investing in a Fund.

Price Volatility

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of a Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. These factors contribute to price volatility, which is the principal risk of investing in the Funds. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

International Investing

Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Emerging Markets

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

INTERNATIONAL VALUE FUND

Fund Summary

Investment Goal      Long-term capital growth
Relative Share Price Medium to High
Volatility
Principal Investment Investing primarily in a diversified portfolio of stocks
Strategy             and debt obligations of companies and governments
                     domiciled outside the United States which the Adviser believes are undervalued

Investment Strategy

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on such factors as the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser's price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises. Under normal market conditions, the Fund will invest more than 80% of its assets in issuers located in at least three countries other than the United States. This 80% does not include the cash position of the Fund.

What are the risks of investing in the International Value Fund?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

                                                       INTERNATIONAL VALUE FUND

Performance Information

The bar chart and the performance table below illustrate the variability of the International Value Fund's returns. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund's Institutional Class of shares from year to year.

              [CHART APPEARS HERE]2005 = 17.15%* 2006 = [      ]%

             Best Quarter                           Worst Quarter
--------------------------------------  --------------------------------------
               [39.13%]                               [-20.50%]
           [third quarter]                         [third quarter]
                [2005]                                  [1998]

Average Annual Total Return

This table compares the Fund's average annual total return for different calendar periods since the Fund's inception, to that of the MSCI All Country World Index (ACWI) Ex. U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from these shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns may exceed the return before taxes due to a tax benefit realized by the Fund.

                                                      1 Year 5 Years* 10 Years*
                                                      ------ -------- ---------
Institutional Class:
Return Before Taxes..................................   [ ]%    [ ]%     [ ]%
Return After Taxes on Distributions..................   [ ]%    [ ]%     [ ]%
Return After Taxes on Distributions and Sale of Fund
  Shares.............................................   [ ]%    [ ]%     [ ]%
Advisor Class:
Return Before Taxes..................................   [ ]%    [ ]%     [ ]%
MSCI All Country World Index (ACWI) Ex. U.S.**+......   [ ]%    [ ]%     [ ]%
--------
* For the year ended December 31, 2005, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
** MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stocks available to foreign (non-local) investors are included in the index.
+ Returns for the MSCI All Country World Index (ACWI) Ex. U.S. (reflects no deductions for fees, expenses or taxes). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

Shareholder Fees

                                                          Institutional Advisor
                                                              Class      Class
                                                          ------------- -------
Maximum Sales Charge (Load)..............................     None       None
Redemption Fee...........................................     None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                          Institutional Advisor
                                                              Class      Class
                                                          ------------- -------
Management Fees..........................................    0.75%       0.75%
Distribution and Service (12b-1) Fees....................     None       None
Other Expenses...........................................       [ ]%       [ ]%
Total Annual Fund Operating Expenses.....................       [ ]%       [ ]%
                                                              ----       ----
   Less Contractual Fee Waivers(1).......................       [ ]%       [ ]%
                                                              ----       ----
Net Annual Fund Operating Expenses.......................     1.00%      1.15%
--------
(1)The Adviser has provided a letter agreement to the Fund whereby the Adviser will waive a portion of its management fee (and, to the extent necessary, bear other expenses) if total expenses, not including brokerage, interest, taxes, deferred organizational and extraordinary expenses, exceed 1.00% and 1.15% for the Institutional Class and the Advisor Class, respectively. The Adviser may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made. The letter agreement will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and the Net Annual Fund Operating Expenses apply through April 30, 2008, and after that date the Total Annual Fund Operating Expenses apply. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 Year  3 Years 5 Years 10 Years
                                               ------  ------- ------- --------

Institutional Class...........................   $ [ ]   $ [ ]   $ [ ]    $ [ ]
Advisor Class.................................   $ [ ]   $ [ ]   $ [ ]    $ [ ]

                                                          EMERGING MARKETS FUND

Investment Summary

Investment Goal  Long-term capital growth
Relative Share   High
Price Volatility
Principal        Investing primarily in a diversified portfolio of publicly
Investment       traded equity securities of companies located in emerging
Strategy         markets that the Adviser believes are undervalued and, to a lesser degree, investing in private placement emerging market equity securities

Investment Strategy

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on such factors as the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser's price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises. The Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. Under normal market conditions, the Fund will invest at least 80% of its assets in issuers located in emerging markets. This 80% does not include the cash position of the Fund.

What are the risks of investing in the Emerging Markets Fund?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

EMERGING MARKETS FUND

Performance Information

The bar chart and the performance table below illustrate the variability of the Emerging Markets Fund's returns. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund's Institutional Class of shares from year to year.

              [CHART APPEARS HERE]2005 = 30.97%* 2006 = [      ]%

             Best Quarter                           Worst Quarter
--------------------------------------  --------------------------------------
               [73.71%]                               [-26.07%]
           [third quarter]                         [fourth quarter]
                [2005]                                  [1997]

Average Annual Total Return

This table compares the Fund's average annual total return for different calendar periods since the Fund's inception, to those of the MSCI Emerging Markets Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

                                                      1 Year 5 Years* 10 Years*
                                                      ------ -------- ---------
Institutional Class:
Return Before Taxes..................................   [ ]%    [ ]%     [ ]%
Return After Taxes on Distributions..................   [ ]%    [ ]%     [ ]%
Return After Taxes on Distributions and Sale of Fund
  Shares.............................................   [ ]%    [ ]%     [ ]%
Advisor Class:
Return Before Taxes..................................   [ ]%    [ ]%     [ ]%
MSCI Emerging Markets Index**+.......................   [ ]%    [ ]%     [ ]%

--------
* For the year ended December 31, 2005, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
** MSCI Emerging Markets Index is a widely recognized index comprised of stocks traded in the developing markets of the world that are open to foreign investment.
+ Returns for the MCSI Emerging Markets Index (reflects no deductions for fees, expenses or taxes). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

Shareholder Fees

                                                  Institutional Advisor
                                                      Class      Class
                                                  ------------- -------
         Maximum Sales Charge (Load).............     None       None
         Redemption Fee..........................     None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Institutional Advisor
                                                      Class      Class
                                                  ------------- -------
         Management Fees.........................     1.00%      1.00%
         Distribution and Service (12b-1) Fees...     None       None
         Other Expenses..........................     [  ]%      [  ]%
         Total Annual Fund Operating Expenses....     [  ]%      [  ]%
                                                      ----       ----
            Less Contractual Fee Waivers(1)......     [  ]%      [  ]%
                                                      ----       ----
         Net Annual Fund Operating Expenses......     1.25%      1.40%
--------
(1)The Adviser has provided a letter agreement to the Fund whereby the Adviser will waive a portion of its management fee (and, to the extent necessary, bear other expenses) if total expenses, not including brokerage, interest, taxes, deferred organizational and extraordinary expenses, exceed 1.25% and 1.40% for the Institutional Class and the Advisor Class, respectively. The Adviser may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made. The letter agreement will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and the Net Annual Fund Operating Expenses apply through April 30, 2008, and after that date the Total Annual Fund Operating Expenses apply. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------

Institutional Class..........................  $[  ]  $[  ]   $[  ]    $[  ]
Advisor Class................................  $[  ]  $[  ]   $[  ]    $[  ]

ALL COUNTRIES FUND(R)

Fund Summary

Investment Goal      Long-term capital growth
Relative Share Price Medium to High
Volatility
Principal Investment Investing primarily in a diversified portfolio of
Strategy             stocks and debt obligations of companies and
                     governments domiciled in any country which the Adviser believes are undervalued, including the United States

Investment Strategy

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser's price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises. Under normal market conditions the Fund will invest more than 80% of its assets in at least three countries, which may include the United States. This 80% does not include the cash position of the Fund.

What are the risks of investing in the All Countries Fund?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

                                                             ALL COUNTRIES FUND

Performance Information

The All Countries Fund(R) has not commenced operations and, therefore, does not yet have a performance history.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

Shareholder Fees

                                                  Institutional Advisor
                                                      Class      Class
                                                  ------------- -------
         Maximum Sales Charge (Load).............     None       None
         Redemption Fee..........................     None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                       Institutional Advisor
                                                           Class      Class
                                                       ------------- -------
    Management Fees...................................     0.75%      0.75%
    Distribution and Service (12b-1) Fees.............     None       None
    Other Expenses(1).................................     [  ]%      [  ]%
    Total Annual Fund Operating Expenses..............     [  ]%      [  ]%
                                                           ----       ----
       Less Contractual Fee Waivers(2)................     [  ]%      [  ]%
                                                           ----       ----
    Net Annual Fund Operating Expenses................     1.00%      1.15%
--------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)The Adviser has provided a letter agreement to the Fund whereby the Adviser will waive a portion of its management fee (and, to the extent necessary, bear other expenses) if total expenses, not including brokerage, interest, taxes, deferred organizational and extraordinary expenses, exceed 1.00% and 1.15% for the Institutional Class and the Advisor Class, respectively. The Adviser may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made. The letter agreement will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and the Net Annual Fund Operating Expenses apply through April 30, 2008, and after that date the Total Annual Fund Operating Expenses apply. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 Year 3 Years
                                                     ------ -------
            Institutional Class.....................  $[  ]  $[  ]
            Advisor Class...........................  $[  ]  $[  ]

INTERNATIONAL GROWTH FUND

Fund Summary

Investment Goal      High long-term total return
Relative Share       Medium to High
Price Volatility
Principal Investment Investing in equity securities of companies, domiciled
Strategy             in at least three different countries, which companies
                     and countries the Adviser anticipates and believes have favorable long-term prospects

Investment Strategy

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of total assets excluding cash) in the equity securities (common, preferred and convertible securities) of companies organized or located outside of the United States. Even though these companies are based outside of the United States, their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund will invest in at least three different countries and expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund will not invest more than 25% of its total assets in emerging markets. The Fund will primarily invest in common stock.

The Adviser anticipates following a flexible investment policy that will allow it to select those investments best suited to achieve the Fund's investment objective over the long term. The Adviser uses a disciplined, long-term approach to international investing. It has an extensive global network of investment research sources. The Adviser focuses primarily on identifying successful companies that have favorable, anticipated long-term prospects. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. In choosing equity instruments, the Fund's Adviser typically will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential. In addition, a company's valuation measures, including, but not limited to price/earnings ratio and price/book ratio will customarily be considered. The Adviser generally sells a security if the Adviser's price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

What are the risks of investing in the International Growth Fund?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

                                                      INTERNATIONAL GROWTH FUND

Performance Information

The bar chart and the performance table below illustrate the variability of the International Growth Fund's returns. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund's Institutional Class of shares from year to year.

                             [GRAPH APPEARS HERE]

                         2005 = 17.09%* 2006 = [    ]%

               Best Quarter                       Worst Quarter
    ----------------------------------  ----------------------------------
                 [42.45%]                            [-1.98%]
             [third quarter]                     [second quarter]
                  [2005]                              [2005]

Average Annual Total Return

This table compares the Fund's average annual total return for different calendar periods since the Fund's inception, to that of the MSCI All Country World Index (ACWI) Ex U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

                                                                    Since Fund
                                                                    Inception
                                                             1 Year (6/23/03)*
                                                             ------ ----------
 Institutional Class:
 Return Before Taxes........................................  [  ]%    [  ]%
 Return After Taxes on Distributions........................  [  ]%    [  ]%
 Return After Taxes on Distributions and Sale of Fund Shares  [  ]%    [  ]%
 Advisor Class:
 Return Before Taxes........................................  [  ]%    [  ]%
 MSCI All Country World Index (ACWI) Ex U.S.**+.............  [  ]%    [  ]%
--------
* For the year ended December 31, 2005, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund. Without the waiver and/or reimbursement of these expenses, total returns would be lower.
** MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stock available to foreign (non-local) investors are included in the index.
+ Returns for the MSCI All Country World Index (ACWI) Ex. U.S. (reflects no deductions for fees, expenses or taxes). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

Shareholder Fees

                                                  Institutional Advisor
                                                      Class      Class
                                                  ------------- -------
         Maximum Sales Charge (Load).............     None       None
         Redemption Fee..........................     None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Institutional Advisor
                                                      Class      Class
                                                  ------------- -------
         Management Fees.........................     0.75%      0.75%
         Distribution and Service (12b-1) Fees...     None       None
         Other Expenses..........................     [  ]%      [  ]%
         Total Annual Fund Operating Expenses....     [  ]%      [  ]%
                                                      ----       ----
         Less Contractual Fee Waivers(1).........     [  ]%      [  ]%
                                                      ----       ----
         Net Annual Fund Operating Expenses......     1.00%      1.15%
--------
(1)The Adviser has provided a letter agreement to the Fund whereby the Adviser will waive a portion of its management fee (and, to the extent necessary, bear other expenses) if total expenses, not including brokerage, interest, taxes, deferred organizational and extraordinary expenses, exceed 1.00% and 1.15% for the Institutional Class and the Advisor Class, respectively. The Adviser may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made. The letter agreement will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and the Net Annual Fund Operating Expenses apply through April 30, 2008, and after that date the Total Annual Fund Operating Expenses apply. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------

    Institutional Class.....................  $[  ]  $[  ]   $[  ]    $[  ]
    Advisor Class...........................  $[  ]  $[  ]   $[  ]    $[  ]

                                                        INTERNATIONAL CORE FUND

Fund Summary

Investment Goal  Long-term capital growth
Relative Share   Medium to High
Price Volatility
Principal        Investing in a balanced portfolio of (1) equity securities
Investment       of companies, domiciled outside the United States, which
Strategies       companies and countries the Adviser anticipates and
                 believes have favorable long-term prospects, and (2) equity securities of companies domiciled outside the United States which the Adviser believes are undervalued

Investment Strategies

The Fund's portfolio is divided into two different segments and is managed utilizing two different investment styles or mandates. The Fund's multi-mandate approach to equity investing offers diversification and a different investment opportunity than funds managed in a single style. The Adviser believes the multi-mandate approach may increase the likelihood that the Fund may produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed in a single style. Subject to the Fund's allocation policy, the Adviser generally allocates capital invested in the Fund equally between both segments, with semi-annual rebalancing.

The Fund seeks to achieve its investment objective by investing in a portfolio of (1) equity securities of companies, domiciled outside the United States, which companies and countries the Adviser anticipates and believes have favorable long-term prospects ("growth mandate"), and (2) equity securities of companies domiciled outside the United States which the Adviser believes are undervalued ("value mandate"). The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for investments in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities and companies with favorable long-term prospects. Even though these companies are based outside of the United States, their securities may be traded on U.S. securities markets and the Fund may purchase these securities. Under normal market conditions, the Fund will invest more than 80% of its assets in issuers located in at least three countries other than the United States. This 80% does not include the cash position of the Fund. The Fund will not invest more than 25% of its total assets in emerging markets.

Growth Mandate. With respect to approximately 50% of the Fund's assets, the Adviser focuses primarily on identifying successful companies that have favorable, anticipated long-term prospects. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. In choosing equity instruments, the Adviser typically will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential. In addition, a company's valuation measures, including, but not limited to price/earnings ratio and price/book ratio will customarily be considered. The Adviser generally sells a security if the Adviser's price target is met, the company's fundamentals change, or if that portion of the portfolio is fully invested and a better investment opportunity arises. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

Value Mandate. With respect to approximately 50% of the Fund's assets, the Adviser seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser selects investments by engaging in its own research and by reviewing research obtained through outside sources. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on such factors as the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time.

INTERNATIONAL CORE FUND

What are the risks of investing in the International Core Fund?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing. The Fund's multi-mandate approach may cause the Fund to invest in the same security in pursuit of both the growth mandate and the value mandate, which would result in less diversification.

                                                        INTERNATIONAL CORE FUND

Performance Information

The bar chart and the performance table below illustrate the variability of the International Core Fund's returns. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund's Institutional Class of shares from year to year.

                                2006 = [    ]%

                    Best Quarter             Worst Quarter
              ------------------------  ------------------------
                       [   %]                    [   %]
                   [     quarter]            [     quarter]
                       [    ]                    [    ]

Average Annual Total Return

This table compares the Fund's average annual total return for different calendar periods since the Fund's inception, to that of the MSCI All Country World Index (ACWI) Ex U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

                                                                    Since Fund
                                                                    Inception
                                                             1 Year (9/13/05)*
                                                             ------ ----------
 Institutional Class:
 Return Before Taxes........................................  [  ]%    [  ]%
 Return After Taxes on Distributions........................  [  ]%    [  ]%
 Return After Taxes on Distributions and Sale of Fund Shares  [  ]%    [  ]%
 Advisor Class:
 Return Before Taxes........................................  [  ]%    [  ]%
 MSCI All Country World Index (ACWI) Ex U.S.**+.............  [  ]%    [  ]%
--------
* For the year ended December 31, 2005, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
** MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stock available to foreign (non-local) investors are included in the index.
+ Returns for the MSCI All Country World Index (ACWI) Ex. U.S. (reflects no deductions for fees, expenses or taxes). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses

Every mutual fund has operating expenses to pay for professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may currently pay if you hold shares of the Fund.

Shareholder Fees (fee paid directly from your investment)

                                                       Institutional Advisor
                                                           Class      Class
                                                       ------------- -------
    Maximum Sales Charge (Load) Imposed on Purchases..     None       None
    Redemption Fee....................................     None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                       Institutional Advisor
                                                           Class      Class
                                                       ------------- -------
    Management Fees...................................     0.75%      0.75%
    Distribution and Service (12b-1) Fees.............     None       None
    Other Expenses....................................     [  ]%      [  ]%
    Total Annual Fund Operating Expenses..............     [  ]%      [  ]%
                                                           ----       ----
       Less Contractual Fee Waivers(1)................     [  ]%      [  ]%
                                                           ----       ----
    Net Annual Fund Operating Expenses................     1.00%      1.15%
--------
(1)The Adviser has provided a letter agreement to the Fund whereby the Adviser will waive a portion of its management fee (and, to the extent necessary, bear other expenses) if total expenses, not including brokerage, interest, taxes, deferred organizational and extraordinary expenses, exceed 1.00% and 1.15% for the Institutional Class and the Advisor Class, respectively. The Adviser may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made. The letter agreement will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

INTERNATIONAL CORE FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and the Net Annual Fund Operating Expenses apply through April 30, 2008, and after that date the Total Annual Fund Operating Expenses apply. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Institutional Class............................  $[ ]    $[ ]    $ [ ]    $ [ ]
Advisor Class..................................  $[ ]    $[ ]    $ [ ]    $ [ ]

                         THE FUNDS' OTHER INVESTMENTS

This prospectus describes each Fund's primary investment strategies and the Funds will normally invest at least 80% of their assets in the types of securities described in this prospectus. However, although each Fund generally invests in common stock, a Fund may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds, whether selling at a premium or a discount, and straight bonds selling at a discount, when the Adviser believes the potential for appreciation will equal or exceed that available from investments in common stock. Each Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts (collectively, "Depositary Receipts"). Each Fund may also lend its portfolio securities, sell securities short, and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may invest in closed-end investment companies holding foreign securities, and enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, futures contracts and related options, and swap transactions, as well as other derivative instruments. When deemed appropriate by the Adviser, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount sufficient to meet expenses or for day-to-day operating purposes. These investment techniques are described in detail in the Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.

A substantial amount of each Fund's assets are denominated in other currencies besides the U.S. dollar, and can be affected by fluctuations in exchange rates. For hedging purposes and to reduce the risks of fluctuating exchange rates, each Fund may enter into forward foreign currency exchange contracts that obligate a party to buy or sell a specific currency on a future date at a fixed price. A Fund "locks in" an exchange rate. For hedging purposes, each Fund may also invest in options on foreign currencies, in foreign currency futures and options and in foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Adviser generally chooses not to hedge each Fund's currency exposure.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains or income.

A description of the Trust's policy and procedures with respect to the circumstances under which the Trust discloses a Fund's portfolio securities is available in the SAI.

                          MORE INFORMATION ABOUT RISK

International Investing

Each of the Funds invests primarily in equity securities of issuers located in foreign countries. Investment in securities of foreign issuers involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers, including:


Regulation        There may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

Political/Economy A foreign jurisdiction might impose or change withholding taxes, exit levies or other levies on income payable or profits earned and realized in connection with foreign securities. There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits, and adoption of foreign governmental restrictions such as capital or exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries.

Liquidity and     Many foreign securities markets have substantially less
Concentration     volume than U.S. national securities exchanges. Available
                  investments in emerging countries may be highly concentrated in a small number of issuers, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the U.S. or more developed countries.
                  Consequently, securities of foreign issuers may be less liquid (more difficult to sell) and more volatile than those of comparable domestic issuers.

Taxes Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments.

Brokerage         Brokerage commissions, custody charges and other transaction costs on foreign securities exchanges are generally higher than in the U.S.

Debt Securities

While each Fund generally invests in common stock, each Fund may also invest in preferred stocks and certain debt securities, rated or unrated, such as U.S. Government securities, other sovereign debt, convertible bonds, whether selling at a premium or a discount, and straight bonds selling at a discount. Investment in debt securities involve the following risks:

Credit Risk    A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A
               Fund is subject to less credit risk if it principally invests in debt securities issued or guaranteed by the U.S. government, its agencies and government-sponsored enterprises. The Funds may also invest in high-yield bonds. Companies that issue high-yield bonds may not be as strong financially as those with higher credit ratings, so these types of bonds are usually considered to be more speculative investments.

Interest Rate  The value of a Fund's investments may fall when interest rates
Risk rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Liquidity Risk This is the risk that the Funds may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

Private Placements

While each Fund generally invests in publicly traded equity securities, each Fund may also invest in private placements. Investments in these types of securities involve the following risks:

Private   Investments in private placements may present a higher degree of
Placement business and financial risk, which can result in substantial losses.
Risk In the absence of a public trading market for these securities, they may be less liquid as compared to publicly traded securities and therefore may be sold at lower prices than those originally paid by the Fund.

                            THE INVESTMENT ADVISER

Hansberger Global Investors, Inc. is the Investment Adviser to the Funds. The Adviser, a wholly-owned subsidiary of Hansberger Group, Inc., with principal offices at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida, as well as offices in Burlington, Ontario, Hong Kong and Moscow, conducts a worldwide portfolio management business that provides a broad range of portfolio management services to customers in the United States and abroad. As
of March 31, 2007 the Adviser had approximately $[      ] billion in assets
under management. See "INVESTMENT ADVISER" in the SAI.

The Adviser provides each Fund with investment advice and portfolio management services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), and, subject to the supervision of the Board of Trustees, makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund's investments. Under the terms of its Advisory Agreement, each Fund pays the Adviser a monthly advisory fee, based on the Fund's average daily net assets, at the annual rates set forth in the table below. These figures represent the actual amounts paid to the Adviser (except with respect to the All Countries Fund, which are amounts expected to be paid to the Adviser), including the effects of any voluntary or contractual fee reductions. Because each Fund invests internationally, these advisory fees are higher than those of most investment companies, but the Adviser believes the fees are comparable to those of investment companies with similar objectives and policies.

                                                              Advisory Fee
Fund                                                      (Year Ended 12/31/06)
----                                                      ---------------------
International Value Fund.................................         0.[ ]%
Emerging Markets Fund....................................         0.[ ]%
All Countries Fund(R)....................................          0.75%
International Growth Fund................................         0.[ ]%
International Core Fund..................................         0.[ ]%

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement with respect to each Fund is available in the Trust's annual report dated December 31, 2006.

Portfolio Management Teams

International Value/  Lauretta (Retz) Reeves, CFA joined the Adviser in 1996
All Countries/        and serves as Chief Investment Officer, Managing
International Core    Director-Research Technology, portfolio manager and
(Value Mandate)       research analyst. From 1987 to 1996 Ms. Reeves was
                      Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with over $1 billion dollars of assets.
                      Ms. Reeves has been granted the designation of Chartered
                      Financial Analyst.

International Value/  Ron Holt, CFA joined the Adviser in 1997 and serves as
All Countries/        President and Managing Director of Research. From 1991
International Core    to 1997, prior to joining the Adviser, he was a Vice
(Value Mandate)       President in the Corporate and Institutional Client
                      Group at Merrill Lynch. Mr. Holt has been granted the designation of Chartered Financial Analyst.

Emerging Markets      Francisco Alzuru, CFA joined the Adviser in 1994 and
                      serves as a Managing Director of Latin America, Associate Director of Developed Markets Research and portfolio manager. From 1990 to 1994, prior to joining the Adviser, he worked at Vestcorp Partners as their Latin American analyst. Mr. Alzuru has been granted the designation of Chartered Financial Analyst.

International Growth/ Thomas R. H. Tibbles, CFA joined the Adviser in 1999 and
International Core    serves as Chief Investment Officer and Managing Director
(Growth Mandate)      of Canada. Prior to joining the Adviser he was the Head
                      of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment
                      Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients.
                      Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles has been granted the designation of Chartered Financial Analyst.

International Value/  Stephen Ho joined the Adviser in 1999 and serves as
International Core    Senior Vice President, Research. From 1991 to 1999 he
(Value Mandate)       was in portfolio management with the AIG Investment
                      Group.

Emerging Markets      Aureole L.W. Foong joined the Adviser in 1997 and serves
                      as Managing Director for Emerging Markets. Prior to joining the Adviser, Mr. Foong was a Director of Peregrine Asset Management where he was a portfolio manager responsible for several mutual funds and private accounts investing in regional Asian markets.

All Countries         Robert Mazuelos joined the Adviser in 1995 and serves as
                      Senior Vice President, Research. From 1991 to 1995, prior to joining the Adviser, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds.

Emerging Markets      Victoria Gretsky joined the Adviser in 1996 and serves
                      as Vice President, Research. Prior to joining the Adviser, Ms. Gretsky was a research analyst for Optimum
                      Consulting, a Russian based firm which specialized in restructuring Russian companies during privatization.

International Growth/ Barry A. Lockhart, CFA joined the Adviser in 1999 and
International Core    serves as Senior Vice President. Prior to joining the
(Growth Mandate)      Adviser he was a portfolio manager of foreign equity
                      securities for Indago Capital Management. Prior to 1997,
                      Mr. Lockhart was a senior investment analyst for Canada
                      Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart has been granted the designation of Chartered Financial Analyst.

International Growth/ Trevor Graham, CFA joined the Adviser in 2004 and serves
International Core    as Vice President, Research. Prior to joining the
(Growth Mandate)      Adviser, Mr. Graham maintained several different
                      positions, including portfolio management and fundamental analyst for Phillips, Hager & North
                      Investment Management Ltd., where he was employed from 1996 to 2004. Mr. Graham has been granted the designation of Chartered Financial Analyst.

International Growth/ Patrick Tan, Research Analyst joined the Adviser in
International Core    1999. Prior to joining Hansberger, Mr. Tan was an
(Growth Mandate)      Analyst at Indago Capital Management in Toronto, an
                      affiliate of Canada Life from July 1997 to March 1999.
                      He received a B.A. from the University of Toronto and has more than five years of investment-related experience.

International Core      Neil E. Riddles, CFA joined the Adviser in 2001 and
                        serves as Chief Operating Officer. Prior to joining the Adviser, Mr. Riddles was Senior Vice
                        President--Director of Performance Analysis at
                        Templeton Global Investors Inc. where he oversaw the reporting of investment statistics and developed portfolio oversight methodologies. Prior to joining
                        Templeton, he was an Associates Consultant with Rogers
                        Casey & Associates, Inc. specializing in the application of equity risk models, construction of customized benchmarks and enhanced portfolio reporting. Mr. Riddles has been granted the designation of Chartered Financial Analyst.

Emerging Markets/       Thomas L. Hansberger, CFA is the Chairman of the
International Value/All Trust, and the founder and Chief Executive Officer of Countries/International the Adviser. Before forming the Adviser in 1994, Mr.
Core (Value Mandate)    Hansberger had served as Chairman, President and Chief
                        Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies, from 1985 to 1992. While at Templeton, Mr.
                        Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton Mutual Funds. Mr. Hansberger has been granted the designation of Chartered Financial
                        Analyst.

The SAI provides additional information about the compensation of, other accounts managed by, and the ownership of Fund shares by members of the portfolio management teams.

                        OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay fees to intermediaries such as banks, broker dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. The fees paid by the Funds are on a "cost-avoided" basis.

The Adviser, the Fund's distributor (the "Distributor") and their affiliates may, out of their own resources, and without additional cost to the Funds or their shareholders, provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, which satisfy certain criteria established from time to time by the Adviser and/or Distributor. Such payments are in addition to fees paid by the Funds. These additional cash payments are generally made to intermediaries, including the Distributor, which provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries where the intermediary provides shareholder services to Fund shareholders, which may result in the Funds' inclusion on a sales list, including a preferred or select sales list, or in other sales programs. In some cases where the intermediary provides shareholder services to Fund shareholders, cash compensation may be paid to intermediaries as an expense reimbursement. Payments may vary based on net sales, the length of time assets of an intermediaries' clients have remained invested in the Funds, or other factors. See "Payments to Third Parties" in the SAI for more information regarding these arrangements.

                PURCHASING, SELLING AND EXCHANGING FUND SHARES

You may purchase, sell (redeem) and exchange shares of each Fund on any day when the New York Stock Exchange ("NYSE") is open for business (a "business day") so long as the Custodian is also open for business that day. The Funds have authorized one or more brokers to accept orders to buy or sell shares of the Funds. Authorized brokers may designate other intermediaries to accept purchase or redemption orders on the Funds' behalf. When an authorized intermediary accepts an order in proper form, the order is considered to be received by the Funds. The purchase price of shares is a Fund's net asset value per share next determined after receipt of your purchase order, plus any applicable transaction fee; the amount of any transaction fee is deducted from the total amount of your investment, and the remaining amount of your investment is invested in Fund shares. The redemption price of shares is a Fund's net asset value per share next determined after receipt of your redemption request, less any applicable transaction fee. Each Fund's net asset value per share is determined on each business day at the close of trading of the NYSE (generally 4:00 p.m., Eastern Time). Purchase orders and redemption requests received prior to this time on any business day will be executed at the price computed on that day; orders and requests received after the regular close of the NYSE will be executed at the price computed on the next business day. The Trust reserves the right to refuse any order for purchase of Shares.

How to Purchase Fund Shares

How to Open an Account. To open an account, you must either complete an Account Registration Form and send it to the Trust, and either send in your check or arrange for a wire transfer or you may contact your financial intermediary for more information. Initial investments for the Institutional Class must be for at least $1,000,000 unless you have received a waiver from the Adviser. Initial investments for the Advisor Class must be for at least $2,500 unless you have received a waiver from the Adviser or the Distributor. The Adviser or the Distributor may lower investment minimums for participants in wrap-fee programs sponsored by certain broker-dealers and investment advisers. For purposes of meeting the required minimum investments, the Trust will aggregate all accounts under common ownership or control, including accounts of spouses and minor children. There is no minimum for employer sponsored 401(k) plans that have more than 100 employee participants.

By Check Make your check (or other negotiable bank draft or money order) payable to "Hansberger Institutional Series," and mail it with your completed and signed Account Registration Form to:


    Regular Mail:                       Overnight Mail:
    Hansberger Institutional Series     Boston Financial Data Services, Inc.
    P.O. Box 8030                       c/o Hansberger Institutional
    Boston, MA 02266-8030               Series
                                        66 Brooks Drive
                                        Braintree, MA 02184

          Checks must be drawn on U.S. banks. Starter checks are not acceptable.

By Wire First, mail your completed and signed Account Registration Form to:

    Regular Mail:                       Overnight Mail:
    Hansberger Institutional Series     Boston Financial Data Services, Inc.
    P.O. Box 8030                       c/o Hansberger Institutional
    Boston, MA 02266-8030               Series
                                        66 Brooks Drive
                                        Braintree, MA 02184

          Second, have your bank send a Federal Funds wire or a bank wire to the Trust. Instruct your bank to wire the specified amount to the following account and/or wire control number:

          Hansberger Institutional Series
          c/o State Street Bank & Trust Co.
          225 Franklin Street
          Boston, MA 02110

          ABA #011000028
          DDA# 9905-679-8
          FBO: Hansberger Purchase/Redemption
          Ref: Fund/Account/Shareholder Name

          If your account number is not available, please reference the Fund, shareholder name and tax identification number.

          Federal Funds wires cannot be made on any federal holiday restricting wire transfers, even if the NYSE is open on that day. Liability of the Fund or its agents for fraudulent or unauthorized wire instructions may be limited. See "Telephone Transactions."

          Your bank may charge a service fee for sending a Federal Funds wire or bank wire.


Through a    Call your investment dealer or financial intermediary for
Dealer       information about opening or adding to an account. Dealers or financial intermediaries who sell Fund shares may also charge you a processing or service fee in connection with the purchase of Fund shares.

Letter of Intent. You may make an initial investment of less than $1 million if you execute a letter of intent ("Letter") which expresses your intention to invest at least $1 million in the Institutional Class of the Funds within 13 months. The minimum initial investment under a Letter is $100,000. If you do not invest at least $1 million in the Institutional Class of shares of the Funds or other funds advised by the Adviser within the 13-month period from execution of the Letter, the shares actually purchased may be involuntarily redeemed and the proceeds sent to you at your address of record. Any redemptions you make during the 13-month period will be subtracted from the amount of Shares purchased for purposes of determining whether the terms of the Letter have been completed.

How to Add to Your Investment. You may purchase additional shares for your account at any time by mailing a check, by wiring funds, or by contacting your investment dealer according to the procedures above. Your check or wire must be for at least $100,000 for the Institutional Class and $100 for the Advisor Class.

Other Purchase Information

Payment for shares of a Fund must be in United States dollars, unless you have received the Fund's prior written approval to make payment in other currencies or by tendering securities.

No share certificates will be issued. All shares purchased for your account will be confirmed to you and credited to your account on the Fund's books maintained by the Transfer Agent.

To ensure that checks are collected, you may not redeem shares purchased by check until payment for the purchase has been received; receipt may take up to fifteen business days after purchase. If your purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss incurred by the Trust or its agents, and you may be restricted from making future investments in the Trust. If you are already a shareholder, the Trust may redeem shares from your account(s) as reimbursement for any such loss.

If an investment in the Funds is made through a broker that has executed a dealer agreement with the Trust, the Adviser or one of its affiliates may make a payment out of its own resources to such dealer in an amount not to exceed 0.25% of the amount invested. Dealers may contact the Adviser for additional information.

Investors may also purchase shares of a Fund through banks and registered broker-dealers who do not have a dealer agreement with the Funds. Those banks and broker-dealers, who make purchases for their customers, may charge a fee for such services.

The Trust reserves the right to reject any purchase order for shares if the Trust or its agents determine that accepting such order would not be in the best interest of a Fund or its existing shareholders.

Verifying your identity

Under the USA PATRIOT Act, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in a Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we may not accept your application and will return your initial investment.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your information against various databases. If a Fund is unable to verify your identity from the information you provide, you may be restricted from making purchases, transferring shares, or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available NAV. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

How the Funds Calculate NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in a Fund. In calculating NAV, the Funds generally value a Fund's portfolio securities at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares. Occasionally, certain events affecting the values of securities maintained in the Funds' portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees. The Trust's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Trust assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The Board of Trustees has delegated to the Adviser, subject to the Board's supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available or reliable. The Adviser will also continuously monitor for significant events likely to materially affect the value of a Fund portfolio security. In determining fair value prices, the Adviser may consider the security's trading value on other markets; the value of ADRs, GDRs, EDRs and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g., iShares or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security. The Adviser may also use modeling tools and other processes that take into account market activity and/or significant events to determine when fair valuation is necessary, as well as in making a fair value determination.

Minimum Purchases

To purchase shares of the Funds for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of any such Fund. To purchase additional shares of the Funds, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Funds may accept investments of smaller amounts at their discretion.

How to Sell Your Fund Shares

You may sell (usually called "redeem") your shares on any business day by contacting the Funds directly by mail or telephone. Your redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Fund at the time you redeem. The sale price of each share will be the next NAV determined after the Funds receive your request.

By Mail                 Send your redemption request to:


Regular Mail:                              Overnight Mail:
Hansberger Institutional Series            Boston Financial Data Services, Inc.
P.O. Box 8030                              c/o Hansberger Institutional Series
Boston, MA 02266-8030                      66 Brooks Drive
                                           Braintree, MA 02184

By Telephone If you have telephone transaction privileges, you can request a redemption of your shares by calling the Fund at 1-800-414-6927 prior to the close of trading on the NYSE (generally 4:00 P.M. Eastern Time), to receive that day's closing net asset value; redemption proceeds will be mailed to you or wired to your bank.

Through a    Call your investment dealer or financial intermediary for
Dealer       information. Dealers or financial intermediaries who sell Fund shares may also charge you a processing or service fee in connection with the sale of Fund shares.

Receiving Your Money

Normally, the Funds will send your sale proceeds within five business days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 calendar days).

Redemptions in Kind

Each Fund may, although it does not intend to do so under normal circumstances, pay redemption proceeds in whole or in part by a distribution in kind of securities held in its portfolio, in conformity with applicable SEC rules.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

Closing Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem all of your shares if your redemptions cause your account value to drop below the minimum required investment. The Trust will not redeem an account whose value has dropped solely because of market reductions in net asset value. If at any time your account value does not equal or exceed the required minimum, you may be notified of this fact. You will be allowed at least 60 days to add to your investment before any involuntary redemption is processed.

Medallion Signature Guarantees

To protect your account, the Trust and its agents from fraud, medallion signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. A signature guarantee is not required for redemptions of the Institutional Class or redemptions of $50,000 or less of the Advisor Class, requested by and payable to all Shareholders of record. Please contact the Trust for further information.

How to Exchange Your Shares

You may exchange your shares of any class of any Fund in the Hansberger Institutional Series for shares of the same class of any other Fund in the Hansberger Institutional Series that has commenced operations on any business day by contacting the Trust directly by mail or telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Purchases or Exchanges by Timing Accounts

Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's Shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see "How the Funds Calculate NAV."

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include reserving the right to:

    . Temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators ("Timing Account") or any person whose transactions seem to follow a timing pattern.

       . Refuse the purchase side of a redemption and purchase request by any Timing Account, person, or group if, in the Adviser's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

       . Restrict or refuse exchanges into a Fund if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets.

The Funds seek to apply these policies to the best of its abilities uniformly and in a manner it believes is consistent with the interests of the Funds' long-term shareholders. The Funds have instructed their service providers to provide daily and monthly reports regarding trade activity in the Funds to the Adviser for its review and further instruction if needed. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur, particularly with respect to trades placed by shareholders that invest in a Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Shares held through such omnibus arrangements, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you transact with the Funds over the telephone, you will generally bear the risk of any loss.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund expects to distribute substantially all of its net investment income in the form of dividends at least annually. Net capital gains, if any, will be distributed annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must check off the appropriate box in the Distribution Option Section on the Account Registration Form or notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that each Fund will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to shareholders.

Each Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Fund's net investment income are taxable to shareholders either as ordinary income or as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent attributable to the Fund's receipt of qualified dividend income. Dividend distributions are generally taxable in the tax year in which declared, regardless of whether received in cash or in additional shares.

Distributions of net capital gain are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Fund sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) in order to avoid the 4 percent excise tax imposed on undistributed income of regulated investment companies.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund and received by the shareholders on the last day of that year if the distributions are paid by the Fund at any time during the following January.

The sale, exchange or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed shares. The character of such a gain or loss for tax purposes will depend on how long you have held your shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Information on taxation of a Fund by certain foreign countries is set out in the SAI. To the extent that a Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Fund intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Fund will be able to do so.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISERS ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each sale or exchange of Fund shares is a taxable event.

More information about taxes is in the Funds' SAI.

                             FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period since the Fund's inception. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the return that you would have earned on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information provided below has been audited by [      ]. The Report of
Independent Registered Public Accounting Firm for each such period along with each Fund's financial statements and related notes, as well as additional performance information, are included in the annual reports to shareholders for such periods. You can obtain the most recent annual report or semi-annual report, which accompanies the SAI, at no charge by calling 1-800-414-6927.

                [financial highlights to be added by amendment]

[LOGO APPEARS HERE]

Adviser

Hansberger Global Investors, Inc.

Distributor

IXIS Asset Management Distributors, L.P.

Custodian

State Street Bank & Trust Company

Independent Registered Public Accounting Firm

[      ]

Legal Counsel

Morgan, Lewis & Bockius LLP

If you would like more information about the Funds, the following documents are available without charge upon request. The Trust does not have a website available for accessing such information.

Statement of Additional Information (SAI)

The SAI dated May 1, 2007, includes more detailed information about Hansberger Institutional Series. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

Additional information about each Fund is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-414-6927.

To Request Information or ask Questions:

By Telephone: Call 1-800-414-6927

By Mail: Write to the Funds at:
Hansberger Institutional Series
P.O. Box 8030
Boston, MA 02266-8030

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports of, as well as other information about, Hansberger Institutional Series from the EDGAR Database on the SEC's website ("http://www.sec.gov").* You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.
--------
* The Funds' Investment Company Act registration number is 811-07729.

                      STATEMENT OF ADDITIONAL INFORMATION

                              [LOGO APPEARS HERE]

                        HANSBERGER INSTITUTIONAL SERIES

                          401 EAST LAS OLAS BOULEVARD
                                  SUITE 1700
                        FORT LAUDERDALE, FLORIDA 33301
                          TELEPHONE NO. 800-414-6927

Hansberger Institutional Series (the "Trust") is an open-end management investment company currently consisting of five series, each of which is described in this Statement of Additional Information ("SAI"); The INTERNATIONAL CORE FUND, INTERNATIONAL VALUE FUND, EMERGING MARKETS FUND, INTERNATIONAL GROWTH FUND AND ALL COUNTRIES FUND(R) (each individually referred to as a "Fund" or collectively referred to as the "Funds"). The investment adviser of each Fund is Hansberger Global Investors, Inc. (the "Adviser").

This SAI is not a prospectus and should be read in conjunction with the prospectus offering shares of the International Core Fund, International Value Fund, Emerging Markets Fund, International Growth Fund and All Countries Fund(R) dated May 1, 2007 as it may be amended or supplemented from time to time (the "Prospectus"). A copy of the Prospectus may be obtained without charge by writing to, or calling, the Trust at the address and telephone number listed above.

        This Statement of Additional Information is dated May 1, 2007.

                 THIS STATEMENT OF ADDITIONAL INFORMATION DOES
                  NOT CONSTITUTE AN OFFER TO SELL SECURITIES.

                               TABLE OF CONTENTS

      Investment Policies and Techniques                                 1
         Temporary Investments                                           1
         Sovereign Debt                                                  1
         Brady Bonds                                                     1
         Illiquid and Restricted Securities                              2
         Short Sales                                                     3
         Warrants                                                        3
         Debt Obligations                                                3
         High Risk Debt Securities                                       4
         Lending of Portfolio Securities                                 5
         Depositary Receipts                                             5
         Derivative Instruments                                          6
         Forward Currency Contracts and Options on Foreign Currencies   12
         Foreign Currency Transactions                                  12
         When-Issued Securities                                         13
         Foreign Investment Companies                                   13
         Repurchase Agreements                                          13
         Borrowing                                                      14
         Mortgage Dollar Rolls and Reverse Repurchase Agreements        14
      Additional Risk Factors                                           15
      Investment Restrictions                                           17
      Trustees and Officers of the Trust                                19
      Control Persons and Principal Shareholders                        23
      Investment Adviser                                                25
      Portfolio Management Teams                                        26
      Fund Transactions and Brokerage                                   30
      Payments to Third Parties                                         32
      Portfolio Holdings                                                33
      Distributor                                                       34
      Administrator                                                     34
      Custodian                                                         35
      Transfer Agent                                                    35
      Taxes                                                             35
      Determination of Net Asset Value                                  38
      Additional Shareholder Information                                38
      Organization of the Trust and the Funds                           39
      Code of Ethics                                                    40
      Performance Information                                           40
      General Information                                               43
      Independent Registered Public Accounting Firm                     43
      Legal Counsel                                                     43
      Financial Statements                                              43
      Ratings Appendix                                                 A-1
      Proxy Voting Policy and Guidelines Appendix                      B-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

                      INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of each Fund's investment goals and strategies that are described in detail in the Prospectuses.

Temporary Investments

Each Fund may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. These money market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

For temporary defensive purposes, during periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). These short-term and medium-term debt securities consist of
(a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"),
(b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's Investors Service, Inc. or Standard & Poor's Corporation (i.e., rated at least A).

Sovereign Debt

Each Fund may invest in Sovereign Debt, which may trade at a substantial discount from face value. The Fund may hold and trade Sovereign Debt of emerging market countries in appropriate circumstances and participate in debt conversion programs. Emerging country Sovereign Debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control Sovereign Debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund (the "IMF") and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, a Fund may invest in Sovereign Debt that is in default as to payments of principal or interest. A Fund holding non-performing Sovereign Debt may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing its rights thereunder.

Brady Bonds

Each Fund may invest in Brady Bonds as part of its investment in Sovereign Debt of countries that have restructured or are in the process of restructuring their Sovereign Debt pursuant to the Brady Plan. Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Brady Bonds are recent issues and do not have a long payment history. Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

Brady Bonds are often viewed as having three or four valuation components:
(i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Illiquid and Restricted Securities

Each Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter ("OTC"), including privately placed securities. These securities may present a higher degree of business and financial risk, which can result in substantial losses. In the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what the Fund may consider the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements that might apply if their securities were publicly traded. If such securities are required to be registered under the U.S. securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the costs of registration. As a general matter, each Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market, nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the U.S. Securities Act of 1933, as amended (the "1933 Act"). Subject to these limits, however, a Fund may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("144A Securities"). The Board of Trustees has adopted guidelines and delegated to the Adviser, subject to the Board's supervision, the daily function of determining and monitoring the liquidity of 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring them. Investors should note that investments of 5% of a Fund's total assets may be considered a speculative activity and may involve greater risk and expense to the Fund. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Adviser to examine factors such as (i) the nature of the market (including the institutional private resale market) for a security, (ii) the terms of certain instruments permitting disposition to the issuer thereof or a third party (e.g., certain repurchase obligations and demand instruments), (iii) availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

Restricted Securities may be sold only in privately negotiated transactions or in a public offering under an effective registration statement under the 1933 Act. If registration becomes necessary, the Fund may have to pay all or part of the registration costs; in addition, considerable time may elapse between the Fund's decision to sell and the time it may be permitted to sell a security under an effective registration statement. If adverse market conditions develop during such a period, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted Securities will be priced at fair value, determined in good faith by the Adviser and reported to the Board of Trustees. If, through appreciation of Restricted Securities or depreciation of other securities, a Fund finds that more than 15% of its net assets are invested in illiquid securities, including illiquid Restricted Securities, it will take such steps, if any, as the Trustees deem advisable to protect liquidity.

Each Fund may sell OTC options and may need to segregate assets or cover its obligations as writer of such options. Assets used as cover for OTC options written by a Fund will be considered illiquid unless such options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the OTC option.

Short Sales

Each Fund may from time to time sell securities short without limitation, although each Fund has no present intention to sell securities short. In a short sale, a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the securities' market price. The Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high grade debt obligations. In addition, the Fund will deposit collateral in a segregated account with the Custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

Each Fund may also sell short "against the box," that is, sell a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. This allows a Fund to hedge unrealized gains on portfolio securities. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

Warrants

Each Fund may buy warrants, which give the holder the right, but not the obligation, to buy stock of an issuer ("underlying stock") at a given price (usually higher than the price of the underlying stock when the warrant is issued) prior to a specified expiration date or perpetually. Warrants may trade separately or in connection with the acquisition of securities. A Fund will not purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets; this limit includes warrants that are not listed on any stock exchange, and such warrants are limited to 2% of the Fund's net assets. Warrants acquired by a Fund in units or attached to securities are not subject to these limits. Warrants do not carry dividend or voting rights on the underlying stock, and do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other investments. A warrant's value does not necessarily change with the value of the underlying stock. A warrant ceases to have value if it expires unexercised.

Debt Obligations: General

Each Fund may invest in debt obligations with any rating or without a rating. Issuers of debt obligations are contractually obliged to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call debt when interest rates are falling.

Price Volatility. The market value of debt generally varies inversely to changes in interest rates; when interest rates decline, a debt obligation's price usually rises, and when interest rates rise, a debt obligation's price usually declines.

Maturity. In general, the longer the maturity of a debt obligation, the higher its yield and the more sensitive it is to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. "Commercial paper" is generally considered the shortest form of debt, and "bond" generally refers to securities with maturities over two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and seven years are considered intermediate-term, and bonds with maturities greater than seven years are considered long-term.

Credit Quality. The value of debt may also be affected by changes in the issuer's credit rating or financial condition. Lower quality ratings indicate a higher degree of risk as to payment of interest and return of principal. To compensate investors for taking on increased risk, issuers considered less creditworthy generally must offer investors higher interest rates than issuers with better credit ratings.

In conducting its credit research and analysis, the Adviser considers both qualitative and quantitative factors to evaluate creditworthiness of individual issuers. The Adviser also relies, in part, on credit ratings compiled by a number of rating organizations. See the "RATINGS APPENDIX" set forth in the back of this SAI.

High Risk Debt Securities ("Junk Bonds")

Each Fund may invest up to 20% of its net assets in non-investment grade debt securities. Debt securities rated below Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"), or of comparable quality, are considered below investment grade. Non-investment grade debt securities ("high risk debt securities") may include (i) debt not in default but rated as low as C by Moody's, S&P, or Fitch Investors Service, Inc. ("Fitch"), CC by Thomson BankWatch ("TBW") or ICBA, or CCC by Duff & Phelps, Inc. ("D & P"); (ii) commercial paper rated as low as C (or D if in default) by S&P, Not Prime by Moody's, F-S (or D if in default) by Fitch, Duff 4 (or Duff 5 if in default) by Duff, TBW-4 by TBW, or D by ICBA; and (iii) unrated debt securities of comparable quality. Each Fund may also buy debt in default (rated D by S&P or TBW or Fitch, C by ICBA, DD by Duff, or of comparable quality) and commercial paper in default (rated D by S&P or Fitch, Not Prime by Moody's, Duff 5 by Duff, TBW-4 by TBW, D by ICBA, or of comparable quality). Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. See the "RATINGS APPENDIX" set forth in the back of this SAI for a description of ratings.

The market for high risk debt securities is relatively new and its growth has paralleled a long economic expansion. It is not clear how this market would withstand a prolonged recession or economic downturn, which could severely disrupt this market and adversely affect the value of such securities.

Market values of high risk debt securities tend to reflect individual corporate developments to a greater extent, and tend to be more sensitive to economic conditions, than do higher rated securities. As a result, high risk debt securities generally involve more credit risks than higher rated debt. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high risk debt may experience financial stress and may not have sufficient revenues to meet their payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its own inability to meet specific projected business forecasts, or unavailability of additional financing. The risk of loss due to default by an issuer is significantly greater for high risk debt than for higher rated debt because the high risk debt is generally unsecured and often subordinated.

If the issuer of high risk debt defaults, the Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

If a Fund invested in high risk debt experiences unexpected net redemptions in a rising interest rate market, it may be forced to liquidate a portion of its portfolio without regard to their investment merits. Due to the limited liquidity of high risk debt securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Payment Expectations. During periods of falling interest rates, issuers of high risk debt securities that contain redemption, call or prepayment provisions are likely to redeem or repay the securities and refinance with other debt at a lower interest rate. If a Fund holds debt securities that are refinanced or otherwise redeemed, it may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings evaluate safety of principal and interest payments, but do not evaluate the market value risk of high risk securities and, therefore, may not fully reflect the true risks of an investment. In addition, rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high risk securities will depend more heavily on the Adviser's credit analysis than investment-grade debt securities. The Adviser will monitor each Fund's investments and evaluate whether to dispose of or retain high risk securities whose credit quality may have changed.

Liquidity and Valuation. A Fund may have difficulty disposing of certain high risk securities with a thin trading market. Not all dealers maintain markets in all these securities, and for many such securities there is no established retail secondary market. The Adviser anticipates that such securities may be sold only to a limited number of dealers or institutional investors.

To the extent a secondary trading market does exist, it is generally not as liquid as that for higher-rated securities; a lack of a liquid secondary market may adversely affect the market price of a security, which may in turn affect a Fund's net asset value and ability to dispose of particular securities in order to meet liquidity needs or to respond to a specific economic event, or may make it difficult for the Fund to obtain accurate market quotations for valuation purposes. Market quotations on many high risk securities may be available only from a limited number of dealers and may not necessarily represent firm bids or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly, and adverse publicity and investor perceptions (whether or not based on fundamental analysis) may decrease the value and liquidity of a high risk security.

Legislation. Legislation has from time to time been or may be proposed that is designed to limit the use of certain high risk debt. It is not possible to predict the effect of such legislation on the market for high risk debt. However, any legislation that may be proposed or enacted could have a material adverse effect on the value of these securities, the existence of a secondary trading market for the securities and, as a result, a Fund's net asset values.

Lending of Portfolio Securities

Each Fund is authorized to lend up to 33 1/3 % of the total market value of its portfolio securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. Any such loan must be fully secured; however, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

In determining whether to lend securities to a particular investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the borrower's creditworthiness. The borrower must maintain collateral with the Custodian, either in cash, money market instruments, or a letter of credit, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends or other income, determined on a daily basis and adjusted accordingly.

Each Fund will retain authority to terminate any loan of its portfolio securities at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on cash or money market instruments held as collateral. On any loan, a Fund will receive reasonable interest or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.

The Fund generally will retain, subject to foreign laws and regulations, record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

Depositary Receipts

Each Fund may invest in sponsored or unsponsored depositary receipts and other similar instruments, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary Receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of Depositary Receipt facilities ("unsponsored" or "sponsored") are similar, there are differences regarding a holders' rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored Depositary Receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to Depositary Receipt holders with respect to the underlying securities.

Sponsored Depositary Receipt facilities are generally created in the same manner as unsponsored facilities, except that sponsored Depositary Receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the Depositary Receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the Depositary Receipts (such as dividend payment fees of the depository), although most sponsored Depositary Receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored Depositary Receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the Depositary Receipt holders at the underlying issuer's request.

For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Derivative Instruments

General Description. Each Fund may invest in a variety of derivative instruments, including structured notes, swaps, options, futures contracts (sometimes referred to as "futures"), options on futures contacts, and forward contracts to hedge its other investments, or for risk management.

The use of these instruments is subject to regulation by the U.S. Securities and Exchange Commission ("SEC"), options and futures exchanges upon which the instruments may be traded, the U.S. Commodity Futures Trading Commission ("CFTC") and state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

In addition to the investments and techniques described below and in the Prospectus, the Adviser may use additional instruments and other hedging techniques as they become available, to the extent that they are consistent with a Fund's investment limitations and applicable regulation.

Special Risks of These Instruments. Derivative instruments present special considerations and risks. Risks pertaining to particular individual instruments are described in the following sections.

First, successful use of these instruments depends on the Adviser's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

Second, correlation between the price movements of a hedging instrument and the price movements of the investment being hedged may be imperfect or even non-existent. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Imperfect correlation could be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of any hedge using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the hedged investments.

Third, while successful hedging strategies can reduce the risk of loss, they can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a portfolio security, but the price of that security increased, the Fund's gain from that increase could be offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the hedged security, the Fund could suffer a loss.

Fourth, if a Fund is unable to close out its positions in derivative instruments, assets maintained as "cover" might be required to continue to be maintained until the hedge position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security at an advantageous time. A Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to the transaction to close out the position. There is no assurance that any hedging position can be closed out at a time and price favorable to the Fund.

General Limitation on Certain Derivative Transactions. The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the U.S. National Futures Association, which regulate trading in the futures markets. The Adviser, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act ("CEA"), is excluded from the status of Commodity Pool Operator ("CPO") and is therefore not subject to CPO registration and regulation under the CEA. With respect to such investments (i) the aggregate value of securities underlying call options on securities written by a Fund or obligations underlying put options on securities written by a Fund determined as of the date the options are written will not exceed 25% of the Fund's net assets, (ii) the aggregate premiums paid on all options purchased by a Fund and which are being held will not exceed 20% of the Fund's net assets;
(iii) a Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposit required on all futures and options on futures transactions being held will not exceed 5% of a Fund's total assets.

Transactions using options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, each Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid high grade debt obligations with value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Structured Notes. Structured notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows a Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Collars, and Floors. Each Fund may enter into various types of privately negotiated or over-the-counter derivatives transactions, including swap transactions ("Swaps"), caps ("Caps"), floors ("Floors"), collars ("Collars"), similar transactions and related options. A Swap is a privately-negotiated derivatives contract in which two parties agree, on specified payment dates, to make or exchange payments calculated by reference to a specified rate, index or asset and an agreed "notional amount." Some common examples of underlying rates, indices and assets include: the market value of a single equity or debt security, a group or "basket" of securities or a stock or fixed-income index; fixed and floating interest rates; foreign currency exchange rates; and various commodity prices or indices. For example, a Fund may enter into an equity Swap on the value of a single common stock. The Swap is a separate contract that does not require ownership of the underlying stock. In the Swap, the Fund will agree with a swap dealer to make payments based upon changes in the value of the stock. For example, on a specified payment date, if the value of the stock has increased, one party (such as the Fund) will receive a payment equal to the amount of that increase for the time period involved and the notional number of shares, as well as receiving equivalent payments after any distribution of a dividend on the security and perhaps making certain interest-like payments on specified dates. If the value of the stock has decreased, then rather than receiving a payment, the first party (such as the Fund, in this example) would be obligated to make a payment to the other party to the Swap. The Fund can take either position in the Swap; that is, the Fund may be the party that receives a payment following an increase in value and pays following a decrease or vice versa. In some cases, the Fund may also make or receive additional payments on the effective date and/or termination date of the Swap. Swaps are very flexible financing tools whose terms can be negotiated between the parties.

The Funds may enter into various Swaps that may be based upon the value of various debt and equity securities, baskets or indices. One example of a situation in which a Fund may use an equity swap is to mimic some of the benefits of ownership of "local shares" in a country in which the Fund, as a foreigner, is prohibited from owning local shares. The terms of the Swaps actually entered by the Fund may vary from the typical example described here. In addition, the Funds may also enter into interest-rate and currency Swaps. Both interest rate and currency Swaps involve exchanges or payment streams. In the case of interest rate Swaps, the notional amount is used to calculate the size of the payments, but generally is not exchanged; in certain currency Swaps, payment of the entire notional amount in the two applicable currencies may be exchanged by the parties on the effective date of the Swap and in some cases a reverse exchange may be made on the termination date.

In addition to Swaps, the Funds may enter into Caps, Floors, and Collars relating to securities, interest rates or currencies. In a Cap or Floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a Cap) or less than (in the case of a Floor) an agreed level, for the period involved and the applicable notional amount. A Collar is a combination instrument in which the same party buys a Cap and sells a Floor. Depending upon the terms of the

Cap and Floor comprising the Collar, the premiums will partially or entirely offset each other. The notional amount of a Cap, Collar or Floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as Collars), which may involve physical delivery of securities. Puts, calls, and Collars are described in more detail under "Options" below. Like Swaps, Caps, Floors and Collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

The Funds may enter into these over-the-counter derivative transactions with a number of dealers, generally using standard forms of master agreement documentation customized to suit the needs and circumstances of the Funds and the dealers. These instruments are not traded on an organized exchange or, generally speaking, through a clearinghouse. Because they are privately negotiated bilateral contracts, in each case, the Fund and the dealer are each exposed to the credit risk that the other party will not meet its obligations. This risk will be greater with some derivative transactions than others, depending upon the nature, size and terms of the transaction, as well as the creditworthiness of the dealer. The size of a Fund's potential loss upon default by the dealer or by the Fund itself is primarily related to the market value of the transactions at the time of the default; since markets move both up and down, it is also possible that the Fund could realize a gain. Consistent with market practices, the Funds will generally make and receive payments on a net basis and will, to the extent feasible, document Swaps, Caps, Floors and Collars with a single dealer under a single master agreement to obtain the risk-reduction and other benefits, where permitted by applicable law, of netting upon default or other early termination. Events of default, other termination events, damage calculations and remedies are among the legal terms specified in the documentation.

A Fund's obligations will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a Swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund. To the extent that these Swaps, Caps, Floors, and Collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The over-the-counter derivatives markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, these markets have become increasingly liquid. Different product and geographic segments of these markets have developed at different rates and are subject to different risks. As a result, both the liquidity and the risks associated with individual derivative transactions will vary greatly.

The use of over-the-counter derivatives is a highly specialized activity, which involves investment techniques, and risks different from those associated with ordinary Fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

Options. Each Fund may also write (i.e., sell) covered put options. The writer of a put incurs an obligation to buy the security underlying the option from the purchaser of the put at the exercise price at any time on or before the termination date, at the purchaser's election (certain options a Fund writes will be exercisable by the purchaser only on a specific date). Generally, a put is "covered" if the Fund maintains cash, U.S. government securities or other liquid high grade debt obligations equal to the exercise price of the option or if the Fund holds a put on the same underlying security with a similar or higher exercise price.

Each Fund may purchase calls to close out covered call positions or to protect against an increase in the price of a security it anticipates purchasing. Generally, a call option on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high-grade U.S. government securities in a segregated account with its custodian. Each Fund may purchase puts on securities that it holds only to protect itself against a decline in the value of those securities. If a Fund were to purchase a put on a security it holds, and the value of that underlying security were to fall below the exercise price of the put, in an amount greater than the premium paid for the option, the Fund would incur no additional loss. Each Fund may also purchase puts to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on each Fund's ability to purchase call and put options.

Each Fund may also purchase put or call options on individual securities or baskets of securities. When a Fund purchases a call, it acquires the right to buy the underlying security at the exercise price on or before the termination date, and when a Fund purchases a put, it acquires the right to sell the underlying security at the exercise price on or before the termination date.

Each Fund may purchase or write put and call options on securities, indices and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described above under "Illiquid and Restricted Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which are exercisable only at expiration. American-style options are exercisable at any time prior to the expiration date.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty to the transaction (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund, as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

Each Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of options on securities are (i) imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for an option. Options not traded on an exchange (OTC options) are often considered illiquid and may be difficult to value. The Adviser believes that each Fund will minimize its risk of being unable to close out an options contract by transacting in options only if there appears to be a liquid secondary market for those options.

Futures Contracts. Each Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing for hedging purposes only. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act.

The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund's futures transactions may be entered into for hedging purposes or risk management. Each Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, each Fund will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker.

When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund does not have sufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

The risk of loss in trading on futures contracts and related options in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and related options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. In the opinion of the Trustees, the risk that a Fund will be unable to close out a futures position or related options contract will be minimized by only entering into futures contracts or related options transactions for which there appears to be a liquid secondary market.

Exchange Traded Funds

Each Fund may purchase shares of exchange-traded funds ("ETFs"). An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. Investments in ETFs will expose shareholders to the risks associated with the underlying portfolio investments of the ETFs in addition to those of the Fund. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. Moreover, investments in ETFs will cause shareholders to bear not only their proportionate share of the Fund's expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the ETFs.

ETFs are also subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF's shares may trade at a discount to net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Most ETFs are investment companies. A Fund may invest in other investment companies only to the extent permitted by applicable law or SEC exemption. Theses limitations are described under the heading "Foreign Investment Companies."

Forward Currency Contracts and Options on Foreign Currencies

Each Fund may enter into forward currency contracts; such transactions may serve as long hedges (for example, if the Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (the Fund anticipates selling a security denominated in a foreign currency may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sale proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, a Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or to take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with future contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Each Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

Foreign Currency Transactions

Although each Fund values its assets daily in U.S. dollars, the Funds are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. Each Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. Each Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

When-Issued Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis. The price of debt obligations purchased on a when-issued basis is fixed at the time the Fund commits to purchase, but delivery and payment for the securities ("settlement") takes place at a later date. The price of these securities may be expressed in yield terms; the Funds will enter into these transactions in order to lock in the yield (price) available at the time of commitment. Normally, the settlement date on when-issued securities occurs within one month of purchase commitment, but may take longer, albeit not more than 120 days after the trade date.

At the time a Fund commits to purchase a security on a when-issued basis, it will record the transaction and reflect the value of that security in determining its net asset value. The Adviser does not believe that the purchase of securities on a when-issued basis, aside from normal market fluctuations of the security, will adversely affect any Fund's net asset value.

While when-issued securities may be sold prior to settlement, the Adviser intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. Each Fund will maintain a separate account with the Custodian, with a segregated portfolio of cash and marketable securities at least equal in value to that Fund's commitments to purchase when-issued securities. Such segregated securities will mature (or, if necessary, be sold) on or before the settlement date. When the time comes for a Fund to pay for when-issued securities, it will meet its obligations from the then-available cash flow, the sale of the securities held in this separate account, and the sale of other securities; although it would not normally expect to do so, the Fund may also meet this obligation from the sale of the when-issued securities themselves, which may have increased or decreased in market value.

Between purchase and settlement, the Fund assumes the ownership risk of the when-issued securities, including the risk of fluctuations in the securities' market value due to, among other factors, a change in the general level of interest rates. However, no interest accrues to the Fund during this period. Each Fund's current policy is to limit its aggregate when-issued commitments to 15% of the market value of its total assets less liabilities, other than the obligations created by these commitments.

Foreign Investment Companies

Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. The Funds may also invest in registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, generally a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a Fund invests in investment companies, shareholders will bear not only their proportionate share of the Fund's expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the underlying investment companies.

Repurchase Agreements

Each Fund may enter into repurchase agreements with brokers, dealers or banks ("counterparties") that the Adviser has determined meet the credit guidelines established by the Board of Trustees. Repurchase agreements will be fully collateralized, and may be viewed for purposes of the 1940 Act as a loan of money by the Fund to the counterparty. In a repurchase agreement, a Fund buys a security from a counterparty that has agreed to repurchase it at a mutually agreed upon date and repurchase price, reflecting the interest rate effective for the term of the repurchase agreement. The term of a repurchase agreement is usually from overnight to one week and never exceeds one year; repurchase agreements with a maturity in excess of seven days are considered illiquid. The counterparty's obligation to repurchase is secured by the value of the underlying security; when the Fund enters into a repurchase agreement, it always receives, as collateral, underlying securities with a market value at least equal to the purchase price (including accrued interest), and the Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that such value always equals or exceeds the repurchase price plus accrued interest. The Fund may incur a loss if the counterparty defaults and the collateral value declines, or if bankruptcy proceedings are commenced regarding the counterparty and the Fund's realization upon the collateral is delayed or limited.

A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Borrowing

Each Fund may borrow money from U.S.-regulated banks. The 1940 Act and each Fund's fundamental investment policies restrict such borrowing to 33/ 1//3% of the Fund's total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing. Borrowing creates leverage, which is a speculative characteristic; leverage from borrowing will magnify declines as well as increases in a Fund's net asset value per share and net yield. A Fund will borrow only on a secured basis, and only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies.

Each Fund will secure all borrowings; either the Custodian will segregate the Fund's assets securing the borrowing for the benefit of the lenders or similar arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. Proceeds of borrowing may be used for investment purposes or to pay dividends.

Each Fund may also engage in mortgage dollar roll transactions and reverse repurchase agreements, which may be considered a form of borrowing. In addition, each Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed one-third of its total assets.

Mortgage Dollar Rolls and Reverse Repurchase Agreements

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See "Borrowing" above.) When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Each Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing" above.)

The mortgage dollar rolls and reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Adviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

ADDITIONAL RISK FACTORS

Foreign Investment

Investment in securities of foreign issuers and in foreign branches of domestic banks, involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers:

Information. Publicly available information about foreign issuers and economies may be limited. Foreign issuers are not generally subject to uniform accounting, auditing and financial and other reporting standards and requirements comparable to those applicable to U.S. companies. Statistical information about the economy in an emerging market country may be unavailable, or if available may be unreliable or not directly comparable to information regarding the economy of the U.S. or other more developed countries.

Regulation. There may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

Liquidity and Concentration. Many foreign securities markets have substantially less volume than U.S. national securities exchanges. Available investments in emerging countries may be highly concentrated in a small number of issuers, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the U.S. or more developed countries. Consequently, securities of foreign issuers may be less liquid and more volatile than those of comparable domestic issuers.

Brokerage. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S.

Taxes. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by U.S. companies. It is expected that the Funds' shareholders will be able to claim a credit for U.S. tax purposes for any such foreign taxes, although there can be no assurance that they will be able to do so. See "TAXES."

Political/economy. Political and economic developments may present risks. A foreign jurisdiction might impose or change withholding taxes on income payable in connection with foreign securities. There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits, and adoption of foreign governmental restrictions such as exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries, and may face external stresses (including war) as well as internal ones (including hyperinflation, currency depreciation, limited resource self-sufficiency, and balance of payments issues and associated social unrest). It may be more difficult to obtain a judgment in a court outside the U.S.

Currency Exchange. Securities of foreign issuers are frequently denominated in foreign currencies, and a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. The exchange rates between the U.S. dollar and the currencies of emerging markets countries may be volatile, and changes in currency rates and exchange control regulations may affect (favorably or unfavorably) the value of a Fund's assets in U.S. dollars. A Fund may incur costs in converting between currencies.

Repatriation Restrictions. Foreign governments may delay or restrict repatriation of a Fund's investment income or other assets. If, for any reason, a Fund were unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes) within required time periods, the Fund would cease to qualify for the favorable tax treatment afforded regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

Investing in Smaller Capitalization Stocks

The Adviser believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates that exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may experience a greater chance of loss than securities of larger capitalization companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Investing in Lower Rated Debt Securities

Each Fund may invest in lower rated or unrated debt securities. Debt considered below investment grade may be referred to as "junk bonds" or "high risk" securities. The emerging country debt securities in which the Fund may invest are subject to significant risk and will not be required to meet any minimum rating standard or equivalent. Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in general levels of interest rates. The market values of debt securities tend to vary inversely with interest rate levels. Yields and market values of lower rated and unrated debt will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. The Adviser will consider credit risk and market risk in making debt security investment decisions for each Fund. Investors should carefully consider the relative risks of investing in a Fund that purchases lower rated and unrated debt securities, and should understand that such securities are not generally meant for short-term investing.

The U.S. market for lower rated and unrated corporate debt is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. In addition, trading markets for debt securities of issuers located in emerging countries may be limited. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

Foreign Custodians and Securities Depositories

Rules adopted under the 1940 Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks ("foreign custodians"). Pursuant to these rules, each Fund's assets invested in foreign countries may be held by foreign custodians that are approved by the Fund's Board of Trustees or Foreign Custody Manager. A number of factors will be considered in selecting foreign custodians, including but not limited to the reliability and financial stability of the institution, the ability of the institution to capably perform custodial services for the Fund, the reputation of the institution in its national market, the political and economic stability of the countries in which the foreign custodian is located, and the risks of potential nationalization or expropriation of Fund assets. In addition, foreign custodians must, among other things, have requisite financial strength to provide reasonable care for Fund assets, agree that they will have no lien on Fund assets, and maintain adequate records. Banks that are eligible foreign custodians may be recently organized or otherwise lack extensive operating experience. Certain banks in foreign countries may not be eligible foreign custodians for the Funds, which may preclude a Fund from purchasing securities in which it would otherwise invest. With respect to assets held in eligible securities depositories, the Foreign Custody Manager has a duty to provide an analysis to the Fund of the risks associated with maintaining the Fund's assets with each securities depository, to continually monitor those risks, and to notify the Fund's Board of any material changes.

                            INVESTMENT RESTRICTIONS

The following are fundamental investment limitations of each Fund. These fundamental limitations may not be changed without shareholder approval.

In accordance with these limitations, each Fund will not:

1. Invest in real estate or mortgages on real estate (although a Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts, as described herein).

2. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets (i) more than 5% of the Fund's total assets would then be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer.

3. Act as an underwriter; issue senior securities except as set forth in investment restrictions 5 and 6 below; or purchase on margin, except that a Fund may make margin payments in connection with futures, options and currency transactions.

4. Loan money, except that a Fund may (i) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

5. Borrow money, except that a Fund may engage in dollar roll transactions and reverse repurchase agreements, and may borrow money from banks in an amount not exceeding one-third of the value of its total assets (including the amount borrowed).

6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

7. Invest 25% or more of its total assets in a single industry. For purposes of this restriction, a foreign government is deemed to be an "industry" with respect to securities issued by it.

If a Fund receives, from an issuer of securities held by the Fund, subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to the receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

Additional Restrictions

Each Fund has adopted the following additional restrictions which are not fundamental and which may be changed without Shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each Fund may not:

1. Purchase or retain securities of any company in which Trustees or officers of the Trust or of the Adviser, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

2. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

3. Invest more than 5% of its net assets in warrants whether or not listed on the New York or American Stock Exchanges, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

4. Purchase or sell real estate limited partnership interests.

5. Purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs).

6. Invest for the purpose of exercising control over management of any company.

7. Invest more than 15% of the Fund's net assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the Fund). Rule 144A securities determined by the Board of Trustees to be liquid are not subject to this limitation.

8. Invest more than 15% of the Fund's net assets in securities of issuers identified on the most current Tobacco Company List prepared by the Public Employee Retirement Administration Commission of the Commonwealth of Massachusetts as a company that derives more than 15% of their revenue from the sale of tobacco products.

With the exceptions of the percentage limitations on securities lending, borrowing and investments in illiquid securities, whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of that Fund's acquisition of such security or property. With respect to securities lending, borrowing and investments in illiquid securities, the percentage limits apply on a daily basis. The value of a Fund's assets is calculated as described herein under the heading "DETERMINATION OF NET ASSET VALUE."

                      TRUSTEES AND OFFICERS OF THE TRUST

The name, age, address, principal occupation during the past five years and other information about each Trustee and officer of the Trust is shown below.

                                                                                    Number
                                         Term of                                   of Funds
                                        Office and                                 in Trust              Other
                               Offices    Length                                   Complex           Directorships
                                with     of Time        Principal Occupation       Overseen             Held by
Name and Address              the Trust  Served**    During the Past Five Years   by Trustee            Trustee
----------------              --------- ---------- ------------------------------ ---------- ------------------------------
Interested Trustee
Thomas L. Hansberger* (74)    President President  Director, Chief Executive          5      None
   401 East Las Olas Blvd.    and       and        Officer, Chairman, and
   Fort Lauderdale, FL        Trustee   Trustee    Treasurer, Hansberger Global
                                        since      Investors, Inc., 1994 to
                                        1996       present; Director, Chief
                                                   Executive Officer, President
                                                   and Treasurer, Hansberger
                                                   Group, Inc., 1999 to present;
                                                   Director, Hansberger Global
                                                   Investors (HK) Limited, 1997
                                                   to present; General Partner of
                                                   SLW Family LP.
Disinterested Trustees
Kathryn B. McGrath, Esq.      Trustee   Trustee    Partner, Mayer, Brown, Rowe        5      None
(62)                                    since      & Maw, 2005 to present;
   401 East Las Olas Blvd.              1996       Partner, Crowell & Moring
   Fort Lauderdale, FL                             LLP, 2002 to 2005; Partner,
                                                   Morgan, Lewis & Bockius
                                                   LLP, 1990 to 2002.

William F. Waters, Esq. (75)  Trustee   Trustee    Retired; former Senior Vice        5      Director, Permal Asset
   401 East Las Olas Blvd.              since      President, Merrill Lynch, &               Management Family of Funds
   Fort Lauderdale, FL                  1996       Co., Inc., 1957 to 1996; CEO              (off-shore funds); Director,
                                                   of Merrill Lynch's                        W.P. Stewart & Co. Growth
                                                   International Private Banking             Fund, Inc. (registered mutual
                                                   Group, 1984 to 1996.                      fund).

Edward M. Tighe (64)          Lead      Trustee    Retired; former Chief              5      Director, Ivy Funds (27 funds)
   401 East Las Olas Blvd.    Trustee   since      Executive Officer, Asgard                 1999-present.
   Fort Lauderdale, FL                  2000       Group, 2002 to 2004; CEO,
                                                   JBE Technology Group, Inc.,
                                                   2001 to 2003; President,
                                                   Global Fund Services, 1993 to
                                                   2000; CEO, President, Citgo
                                                   Technology Management,
                                                   1992 to 2000.

                                                                                   Number
                                           Term of                                of Funds
                                          Office and                              in Trust
                               Offices      Length                                Complex
                                 with      of Time      Principal Occupation      Overseen  Other Directorships Held by
Name and Address              the Trust    Served**  During the Past Five Years  by Trustee           Trustee
----------------             ------------ ---------- --------------------------- ---------- ---------------------------
Ramon A. Rodriguez (62)       Trustee     Trustee    Executive, Crowe, Chizek       5       Director, DME Corporation
401 East Las Olas Blvd. Fort              since 2005 and Company LLC, May                   (aerospace & defense
  Lauderdale, FL                                     2006 to present; Chief                 manufacturer & contractor),
                                                     Executive Officer,                     1977 to present; Director,
                                                     President, CPA, Madsen,                Republic Services, Inc.
                                                     Sapp, Mena, Rodriguez &                (solid waste company),
                                                     Co., 1971 to May 2006.                 1999 to present; Director,
                                                                                            Bancshares of Florida, Inc.
                                                                                            (bank holding company),
                                                                                            2002 to present.

Officers
                                                                                   Number
                                           Term of                                of Funds
                                          Office and                              in Trust
                                            Length                                Complex
                             Offices with  of Time      Principal Occupation      Overseen  Other Directorships Held by
                              the Trust    Served**  During the Past Five Years  by Trustee           Trustee
      Name and Address       ------------ ---------- --------------------------- ---------- ---------------------------

Wesley E. Freeman (57)        Vice        Vice       Managing Director of           N/A     N/A
401 East Las Olas Blvd. Fort  President   President  Institutional Marketing,
  Lauderdale, FL                          since 1996 Hansberger Global
                                                     Investors, Inc., 1996 to
                                                     present; Director,
                                                     Hansberger Global
                                                     Investors, Inc., 2000 to
                                                     present.

Thomas A. Christensen, Jr.    Treasurer   Treasurer  CFO, 1998 to present; Vice     N/A     N/A
  (36)                                    since 1996 President and Controller,
401 East Las Olas Blvd. Fort                         1996 to 1998 Hansberger
  Lauderdale, FL                                     Global Investors, Inc.; CFO
                                                     of Hansberger Group, Inc.
                                                     from 1999 to present.

Susan H. Moore-Wester (50)    Chief       Chief      Chief Compliance Officer,      N/A     N/A
401 East Las Olas Blvd. Fort  Compliance  Compliance Hansberger Global
  Lauderdale, FL              Officer     Officer    Investors, Inc., 2005 to
                                          since 2005 present; Securities
                                                     Compliance Examiner, U.S.
                                                     Securities and Exchange
                                                     Commission-Southeast
                                                     Regional Office, 2003 to
                                                     2005; Portfolio Compliance
                                                     Manager, Franklin
                                                     Templeton Investments,
                                                     1996 to 2003.

                                                                                 Number
                                        Term of                                 of Funds
                                       Office and                               in Trust
                              Offices    Length                                 Complex
                               with     of Time       Principal Occupation      Overseen  Other Directorships Held by
Name and Address             the Trust  Served**   During the Past Five Years  by Trustee           Trustee
----------------             --------- ---------- ---------------------------- ---------- ---------------------------
Patricia A. Perkins ([ ])    Assistant Assistant  [       ]                       N/A                 N/A
   2 Avenue de Lafayette,    Treasurer Treasurer
   5th Floor                           since
   Boston, MA 02111                    2006

Ryan M. Louvar (35)          Assistant Assistant  Vice President and Counsel,     N/A                 N/A
   2 Avenue de Lafayette,    Secretary Secretary  State Street Bank & Trust
   6th Floor                           since      Company, 2005 to present (a
   Boston, MA 02111                    2005       financial services company);
                                                  Counsel, BISYS Fund
                                                  Services, 2000 to 2005 (a
                                                  financial services company).

--------
* Thomas L. Hansberger is an "interested" Trustee of the Trust for the purposes of the 1940 Act. Mr. Hansberger is the Chief Executive Officer, Chairman and Treasurer of Hansberger Global Investors, Inc., the Adviser of the Trust.
** Each Trustee and Officer serves indefinitely until termination of the Trust or the Trustee or Officer's death, resignation, removal or retirement, whichever occurs first.

The Trustees, as of December 31, 2006, beneficially owned the following equity securities of the Trust and, on an aggregate basis, equity securities in any registered investment companies overseen by the Trustees within the same Fund
Complex:

                                                                      Aggregate Dollar
                                                                          Range of
                                                                           Equity

                                                                         Securities
                                                                           in All
                                                                    Registered Investment
                                                                          Companies
                                                                          Overseen
                                 Dollar Range of Equity            by Trustee in Family of
Name of Trustee                  Securities in the Trust            Investment Companies
---------------         ------------------------------------------ -----------------------
Interested Trustees
Thomas L. Hansberger    Emerging Markets Fund:                        $50,001-$100,000
                        $50,001-$100,000

Disinterested Trustees
Kathryn B. McGrath, Esq Emerging Markets Fund:                        $50,001-$100,000
                        $10,001-$50,000
                        International Value Fund: $10,001-$50,000
                        International Growth Fund: $10,001-$50,000

Ramon A. Rodriguez      None                                          None

William F. Waters, Esq  None                                          None

Edward M. Tigzhe        Emerging Markets Fund:                        $10,001-$50,000
                        $10,001-$50,000
                        International Value Fund:
                        $10,001-$50,000
                        International Growth Fund:
                        $10,001-$50,000

Effective January 1, 2006, the Trust pays each Independent Trustee an annual retainer of $12,000, plus a meeting fee of $3,000 for attendance at each Board meeting. Effective January 1, 2007, the Trust pays each Independent Trustee an annual retainer of $15,000, plus a meeting fee of $3,750 for attendance at each Board meeting. In addition, the Trust reimburses each Independent Trustee for all reasonable out-of-pocket expenses incurred to and attending such meetings, as well as other reasonable out-of-pocket expenses related to the business of the Trust. No additional compensation is paid for service as Lead Trustee or for serving on a Committee of the Trust. Other officers and Trustees receive no compensation or expense reimbursement from the Trust. For the fiscal year ending December 31, 2006, the Trust paid the following amounts to Trustees and officers of the Trust:

                                           Pension or
                              Aggregate    Retirement
                             Compensation   Benefits  Estimated
                                 From      Accrued as   Annual
                            Registrant for  Part of    Benefit     Total Compensation from Registrant and Fund
                             Fiscal Year      Fund       Upon    Complex Paid to Directors for Fiscal Year Ended
Name of Person, Position      Ended 2006    Expenses  Retirement                      2006
------------------------    -------------- ---------- ---------- -----------------------------------------------
Kathryn B. McGrath, Trustee    $24,000        N/A        N/A            $24,000 for service on one board
Ramon Rodrizuez, Trustee/2/    $24,000        N/A        N/A            $24,000 for service on one board
Edward Tighe, Trustee......    $24,000        N/A        N/A            $24,000 for service on one board
William F. Waters, Trustee.    $24,000        N/A        N/A            $24,000 for service on one board

As of April [      ], 2007, the officers and Trustees of the Trust, in the
aggregate, beneficially owned less than 1% of the outstanding shares in each of the Emerging Markets Fund, International Value Fund, International Growth Fund and International Core Fund.

                  CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

The following table sets forth the information concerning beneficial ownership, as of April [ ], 2007 of the Funds' shares by each person who beneficially owned more than 25% of the voting securities of any Fund. Because of their percentage ownership of shares of a Fund, such shareholders are deemed to be "control" persons of each Fund.

                                                    Shares    Percentage
       Name and Address                          Beneficially  of Shares
        of Shareholder            Fund              Owned     Outstanding
       ---------------- ------------------------ ------------ -----------
             [  ]       International Value Fund     [  ]        [  ]%

             [  ]
                        International Core Fund      [  ]        [  ]%

Principal Holders of Shares of the Funds

As of April [      ], 2007, the following person(s) owned of record or were
known by the Funds to own beneficially 5% or more of any class of each of the Funds (through one or more accounts).

                                                              Percentage of
    Name and Address                                           Outstanding
     of Shareholder        Fund and Class        Shares Owned Shares Owned
    ---------------- --------------------------- ------------ -------------

          [  ]       International Value Fund -      [  ]         [  ]%
                     Institutional Class

          [  ]       International Value Fund -      [  ]         [  ]%
                     Institutional Class

          [  ]       International Value Fund -      [  ]         [  ]%
                     Institutional Class

          [  ]       International Value Fund -      [  ]         [  ]%
                     Institutional Class

          [  ]       International Value Fund -      [  ]         [  ]%
                     Advisor Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Institutional Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Institutional Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Institutional Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Institutional Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Institutional Class

          [  ]       Emerging Markets Fund -         [  ]         [  ]%
                     Advisor Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

                                                              Percentage of
    Name and Address                                           Outstanding
     of Shareholder        Fund and Class        Shares Owned Shares Owned
    ---------------- --------------------------- ------------ -------------

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Institutional Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Advisor Class

          [  ]       International Growth Fund -     [  ]         [  ]%
                     Advisor Class

          [  ]       International Core Fund -       [  ]         [  ]%
                     Advisor Class

                              INVESTMENT ADVISER

Hansberger Global Investors, Inc., a wholly owned subsidiary of Hansberger Group, Inc. and a Delaware Corporation, is the investment adviser to each Fund.
The Adviser is controlled by [      ]. A brief description of the investment
advisory agreement ("Advisory Agreement") is set forth in the Prospectus under "The Investment Adviser."

The Advisory Agreement, dated [      ], was approved [      ]. The Advisory
Agreement will continue in effect only if such continuance is approved annually by either the Board of Trustees or by vote of a majority of each Fund's outstanding voting securities (as defined in the 1940 Act), and, in either case, by the vote of a majority of the Trust's trustees, who are neither parties to the Advisory Agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board of Trustees, by vote of a majority of each Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

At meetings held on [      ], 2006, the Trust's Board of Trustees considered,
and on [      ], 2006, approved the continuation of, the Advisory Agreement between the Trust and the Adviser for a period of one year, based on its review of the qualitative and quantitative information provided by the Adviser.

The Adviser is responsible for investment decisions and supplies investment research and portfolio management. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser places all orders for the purchase and sale of each Fund's portfolio securities at that Fund's expense.

Except for expenses assumed by the Adviser as set forth above, each Fund is responsible for all of its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses, expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale; expenses for printing and distribution costs of Prospectuses and Statements of Additional Information mailed to existing shareholders; and charges of custodians, transfer agents (including the printing and mailing of reports and notices to shareholders); registrars; auditing and legal services, clerical services related to record keeping and shareholder relations, and fees for Trustees who are not "interested persons" of the Adviser.

As compensation for its services, each Fund pays to the Adviser a fee as described in the Prospectus. In addition, effective November 17, 2005, the Adviser has voluntarily agreed to provide a breakpoint in the advisory fee of the HIS International Growth Fund such that the Adviser will reduce its management fee from 75 basis points to 70 basis points on the combined assets of the HIS International Growth Fund and the ING International Capital Appreciation Fund (a registered fund for which the Adviser serves as sub-adviser) over $700 million. The Adviser may discontinue the breakpoint at any time. For more information regarding this arrangement please see "Conflicts of Interest Relating to the HIS International Growth Fund."

For the fiscal year ended December 31, 2006, the Trust paid advisory fees of
$[      ], $[      ], $[      ] and $[      ], respectively, for the
International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund. For the fiscal year ended December 31, 2005, the Trust paid advisory fees of $1,965,639, $2,923,912, $607,345 and
$22,922, respectively, for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund. For the fiscal year ended December 31, 2004, the Trust paid advisory fees of $2,012,145, $4,220,813 and $103,010, respectively, for the International Value Fund, the Emerging Markets Fund and the International Growth Fund. The International Core Fund commenced operations on September 13, 2005. The All Countries Fund(R) had not yet commenced operations as of December 31, 2006 therefore, advisory fees were not paid.

The Adviser has provided a letter agreement to the Funds pursuant to which the Adviser has agreed to waive its management fee (and, to the extent necessary, bear other expenses of the Funds) to the extent that total expenses of each share class of the Funds, exclusive of brokerage, interest, taxes and deferred organizational and extraordinary expenses would exceed the following annual total expense cap rates:

  Name of Fund                                     Total Expense Cap
  ------------                             ----------------------------------
  HIS International Value Fund, HIS All    1.00% for Institutional class
  Countries Fund, HIS International        shares
  Growth Fund and HIS International Core   1.15% for Advisor class shares
  Fund
  HIS Emerging Markets Fund                1.25% for Institutional class
                                           shares
                                           1.40% for Advisor class shares

During the fiscal year ended December 31, 2006, the Adviser waived advisory
fees pursuant to the letter agreement in the amount of $[      ], $[      ],
$[      ] and $[      ], respectively, for the International Value Fund, the
Emerging Markets Fund, the International Growth Fund and the International Core Fund. During the fiscal year ended December 31, 2005, the Adviser waived advisory fees pursuant to the letter agreement in the amount of $165,498, $519,771, $155,962 and $58,174, respectively, for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund.

Under the letter agreement, the Adviser shall be permitted to recover management fees that it has waived, and expenses it has borne, if any, subsequent to the effective date of the letter agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that a Fund's expenses fall below the annual rates set forth above. Provided, however, that a Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

During the fiscal year ended December 31, 2006, the Adviser recouped management fees that it has waived in the amount of $34,913 and $32,228 from the Institutional Class of the International Value Fund and the International Growth Fund, respectively.

The letter agreement will remain in effect for each Fund until April 30, 2008 and may only be modified by a majority vote of the "non-interested" Trustees of the Funds. There is no guarantee that the letter agreement will be continued beyond that date.

                          PORTFOLIO MANAGEMENT TEAMS

General Disclosure

This section includes information about each member of the portfolio management team ("Portfolio Manager"), including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

As of December 31, 2006, a Portfolio Manager's compensation generally consists of base salary, bonus, and the Adviser's Stock Option program. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all Adviser employees.

In the case of Portfolio Managers responsible for managing multiple Adviser funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

Portfolio Manager Compensation Disclosure

The Adviser compensates each Portfolio Manager for his or her management of the Funds. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Adviser's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by the Adviser's corporate parent, Hansberger Group, Inc. ("Group Inc."). Each member of the HIS International Growth Fund portfolio management team is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Adviser's board of directors, but without any obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Adviser, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

In addition, certain members of the HIS International Growth Fund portfolio management team and the growth mandate of the HIS International Core Fund (the "growth team") are entitled to participate in various equity plans provided by Group Inc., including being awarded options to purchase a certain amount of common shares in Group Inc. Further, certain members of the growth team have a share of the net revenues earned by the Adviser resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the HIS International Growth Fund and the growth mandate portion of the HIS International Core Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using of a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Adviser's chairman upon consultation with the growth team's chief investment officer. Additionally, members of the growth team may be entitled to participate in the Group Inc. Stock Incentive Plan for Canadian employees.

Fund Shares Owned by Portfolio Managers

The following table shows the dollar amount range of each Portfolio Manager's "beneficial ownership" of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act [to be completed].

    Portfolio
     Manager
   (Hansberger
  Institutional
     Series        International Emerging
     ("HIS")           Value     Markets       International      International
     Funds)            Fund        Fund         Growth Fund         Core Fund
  -------------    ------------- --------      -------------      -------------

                                 Holdings as of December 31, 2006

Thomas L.
Hansberger (Back-
up Team Member -
HIS International
Value Fund, HIS
Emerging Markets
Fund, HIS All
Countries Fund,
and HIS
International
Core Fund - Value
Mandate)

Lauretta A.
Reeves (Team
Leader - HIS
International
Value Fund,
Back-up Team
Member HIS All
Countries Fund,
Co-Leader HIS
International
Core Fund)

Ronald W. Holt
(Team Leader -
HIS All Countries
Fund, Back-up
Team Member HIS
International
Value Fund and
HIS International
Core Fund)

Aureole L. Foong
(Back-up Team
Member - HIS
Emerging Markets
Fund)

Francisco Alzuru
(Team Leader -
HIS Emerging
Markets Fund)

Victoria Gretsky
(Back-up Team
Member - HIS
Emerging Markets
Fund)

Robert Mazuelos
(Back-up Team
Member - HIS All
Countries Fund)

Stephen Ho
(Back-up Team
Member - HIS
International
Value Fund and
HIS International
Core Fund)

Neil E. Riddles
(Back-up Team
Member - HIS
International
Core Fund)

Thomas Tibbles
(Team Leader -
HIS International
Growth Fund and
Co-Leader - HIS
International
Core Fund)

Barry Lockhart
(Back-up Team
Member - HIS
International
Growth Fund and
HIS International
Core Fund)

Trevor Graham
(Back-up Team
Member - HIS
International
Growth Fund and
HIS International
Core Fund)

Patrick Tan
(Back-up Team
Member - HIS
International
Growth Fund and
HIS International
Core Fund)

Other Managed Accounts

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as follows (note that some of the accounts are subject to a performance-based advisory fee) [to be completed]:

                                                                                   Other
                                                                    Registered    Pooled
                                                                    Investment  Investment     Other
Portfolio Manager (Hansberger Institutional                          Companies   Vehicles    Accounts
Series ("HIS") Funds)                                               ($millions) ($millions) ($millions)
-------------------------------------------                         ----------- ----------- -----------
Thomas L. Hansberger (Back-up Team Member--HIS   Number of Accounts
International Value Fund, HIS Emerging Markets   Managed:
Fund, HIS All Countries Fund, and HIS            Assets in Accounts
International Core Fund - Value Mandate)         Managed:
Lauretta A. Reeves (Team Leader--HIS             Number of Accounts
International Value Fund, Back-up Team Member    Managed:
HIS All Countries Fund, Co-Leader HIS            Assets in Accounts
International Core Fund)                         Managed:
Ronald W. Holt (Team Leader--HIS All Countries   Number of Accounts
Fund, Back-up Team Member HIS International      Managed:
Value Fund and HIS International Core Fund)      Assets in Accounts
                                                 Managed:
Aureole L. Foong (Back-up Team Member-- HIS      Number of Accounts
Emerging Markets Fund)                           Managed:
                                                 Assets in Accounts
                                                 Managed:
Francisco Alzuru (Team Leader--HIS Emerging      Number of Accounts
Markets Fund)                                    Managed:
                                                 Assets in Accounts
                                                 Managed:
Victoria Gretsky (Back-up Team Member-- HIS      Number of Accounts
Emerging Markets Fund)                           Managed:
                                                 Assets in Accounts
                                                 Managed:
Robert Mazuelos (Back-up Team Member-- HIS All   Number of Accounts
Countries Fund)                                  Managed:
                                                 Assets in Accounts
                                                 Managed:
Stephen Ho (Back-up Team Member--HIS             Number of Accounts
International Value Fund and HIS International   Managed:
Core Fund)                                       Assets in Accounts
                                                 Managed:
Neil E. Riddles (Back-up Team Member--HIS        Number of Accounts
International Core Fund)                         Managed:
                                                 Assets in Accounts
                                                 Managed:
Thomas Tibbles (Team Leader--HIS International   Number of Accounts
Growth Fund and Co-Leader--HIS International     Managed:
Core Fund)                                       Assets in Accounts
                                                 Managed:

                                                                                   Other
                                                                    Registered    Pooled
                                                                    Investment  Investment     Other
Portfolio Manager                                                    Companies   Vehicles    Accounts
(Hansberger Institutional Series ("HIS")                            ($millions) ($millions) ($millions)
Funds)                                                              ----------- ----------- -----------
Barry Lockhart (Back-up Team Member--HIS         Number of Accounts
International Growth Fund and HIS International  Managed:
Core Fund)                                       Assets in Accounts
                                                 Managed:
Trevor Graham (Back-up Team Member--HIS          Number of Accounts
International Growth Fund and HIS International  Managed:
Core Fund)                                       Assets in Accounts
                                                 Managed:
Patrick Tan (Back-up Team Member--HIS            Number of Accounts
International Growth Fund and HIS International  Managed:
Core Fund)                                       Assets in Accounts
                                                 Managed:

Notes: The Hansberger Global Investors, Inc. Growth Team consists of: Thomas Tibbles, Barry Lockhart, Trevor Graham and Patrick Tan. All accounts that the Growth Team manages, including the HIS International Growth Fund and the growth mandate portion of the HIS International Core Fund, are managed by one constant team.

The HIS All Countries Fund is currently not an active fund in the HIS Series.

In terms of accounts for which Hansberger Global Investors, Inc. charges a
performance fee, as of December 31, 2006, HGI had [      ] accounts for which
performance fees were provided. Total assets represented by the [      ]
accounts was approximately $[      ] billion, of which approximately $[      ]
billion were managed for a U.S. regulated investment company and approximately
$[      ] million were managed for [      ] separate accounts. On the U.S.
registered investment company, the portfolio management team primarily
responsible for the portfolio consists of Ron Holt and Aureole Foong. [      ]
separate managed accounts of $[      ] million and $[      ]million are managed
by the same team consisting primarily of Lauretta ("Retz") Reeves and Ron Holt.
The remaining separate managed account of $[      ] million is managed by
Thomas Tibbles, Barry Lockhart, Trevor Graham and Patrick Tan.

Conflicts of Interest Relating to Portfolio Management. The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Conflicts of Interest Relating to the HIS International Growth Fund. The Adviser serves as the sub-adviser to the ING International Capital Appreciation Fund, a registered fund that is a series of the ING Funds. The ING International Capital Appreciation Fund and the HIS International Growth Fund have the same international growth investment mandate. The Adviser has undertaken to market the Institutional share class of the HIS International Growth Fund to institutional investors and other platforms where available. However, it is currently contemplated that there will be a greater marketing emphasis on retail platforms for the ING International Capital Appreciation Fund. The emphasis on marketing the ING International Capital Appreciation Fund to retail investors may keep the HIS International Growth Fund from realizing certain economies of scale as soon as it could have if the HIS International Growth Fund had been similarly marketed to retail investors. To this end, the Adviser has instituted a voluntary breakpoint in its management fee for the HIS International Growth Fund with respect to the combined assets of the HIS International Growth Fund and the ING International Capital Appreciation that exceed $700 million. The Adviser believes that this breakpoint should afford shareholders of the HIS International Growth Fund the opportunity to realize economies of scale based on the combined growth of the registered funds advised or sub-advised by the Adviser with the same investment mandate.

                        FUND TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a broker. In determining the abilities of a broker or dealer to obtain best execution, the Adviser considers relevant factors including: the ability and willingness of the broker or dealer to facilitate the Fund's portfolio transaction by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Adviser considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker.

Section 28(e) of the U.S. Securities Exchange Act of 1934, as amended ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities;
(b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Adviser may cause a Fund to pay, to a broker that provides brokerage and research services to the Adviser, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Adviser believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreements provide that such higher commissions will not be paid by a Fund unless the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. The investment advisory fees paid by each Fund under its Advisory Agreement are not reduced as a result of the Adviser's receipt of research services.

Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives

From time to time, the Adviser may purchase securities for a Fund in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Funds and other advisory clients, provide the Adviser with research. The National Association of Securities Dealers, Inc. (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than the rate available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Twice a year, the Adviser, through a vote of its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the results of such votes, as well as suggested allocations, depending upon the Adviser's evaluation of all applicable considerations, including but not limited to, the Adviser's best execution undertaking.

The Adviser may direct the purchase of securities on behalf of each Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Adviser believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

The Adviser is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions may be higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers may be subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Adviser places portfolio transactions for other advisory accounts, including other mutual funds managed by the Adviser. Research services furnished by firms through which each Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with each Fund. In the opinion of the Adviser, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by the Adviser. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to each Fund will not be disproportionate to the benefits received by it on a continuing basis.

If purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the Fund and such other clients pursuant to guidelines deemed fair and reasonable by the Adviser. Generally, under those guidelines, the Funds and other participating clients will be allocated securities on a prorated basis.

For the fiscal year ended December 31, 2006, the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core
Fund paid brokerage commissions of $[      ], $[      ], $[      ] and
$[      ], respectively. For the fiscal year ended December 31, 2005, the
International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund paid brokerage commissions of $480,786, $1,126,588, $299,143 and $31,221, respectively. For the fiscal year ended December 31, 2004, the International Value Fund, the Emerging Markets Fund and the International Growth Fund paid brokerage commissions of $408,573, $1,427,176, and $57,730, respectively. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year. The International Core Fund commenced operations September 13, 2005. The All Countries Fund(R) had not yet commenced operations as of December 31, 2005 therefore, brokerage commissions were not paid. For the fiscal years ended December 31, 2006, December 31, 2005, and December 31, 2004, there were no affiliated brokerage commissions paid by the Trust.

The table below contains the aggregate value of securities of each Fund's regular broker-dealers* (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2006.

                                                         Aggregate Value of
                                                     Securities of each Regular
                                                      Broker or Dealer (or its
Fund                           Regular Broker-Dealer    Parent) held by Fund
----                           --------------------- --------------------------

HIS Emerging Markets Fund

HIS International Value Fund

HIS International Growth Fund

HIS International Core Fund

*"Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

It is anticipated that the annual portfolio turnover rate of each Fund will not exceed 100% under normal circumstances. For the fiscal year ended December 31,
2006, the portfolio turnover rates were approximately [      ]%, [      ]%,
[      ]% and [      ]% for the International Value Fund, the Emerging Markets
Fund, the International Growth Fund and the International Core Fund, respectively. For the fiscal year ended December 31, 2005, the portfolio turnover rates were approximately 37%, 45%, 38% and 10% for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively. The International Core Fund commenced operations September 13, 2005. The All Countries Fund(R) had not yet commenced operations as of December 31, 2005.

                           PAYMENTS TO THIRD PARTIES

General

The Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These fees paid by the Funds are on a "cost-avoided" basis. The intermediary may impose other account or service charges or directly on account holders. Depending on the arrangements, the Funds, the Adviser and/or Distributor or their affiliates (see discussion below) may compensate such financial intermediaries or their agents directly or indirectly for such administrative services. The Distributor is reimbursed by the Funds for any fees paid to intermediaries by the Distributor on behalf of the Funds. Under these programs, the Trust, on behalf of the Funds, and/or the Adviser or Distributor, may enter into administrative services agreements with intermediaries pursuant to which intermediaries will provide sub-transfer agency services, sub-administrative services and other services with respect to the Funds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. For the fiscal year ended December 31, 2006, fees were accrued daily at an annual rate of 0.15% (15 basis points) of Advisor Class shares' average daily net assets by the Distributor and payable to intermediaries and the Trust accrued fees of
$[      ], $[      ], $[      ] and $[      ], respectively, for the
International Value Fund, International Growth Fund, Emerging Markets Fund and International Core Fund payable to the Distributor as reimbursement. For the fiscal year ended December 31, 2005, fees were accrued daily at an annual rate of 0.15% (15 basis points) of Advisor Class shares' average daily net assets by the Distributor and payable to intermediaries and the Trust accrued fees of $45 and $36, respectively, for the International Value Fund and the International Growth Fund, payable to the Distributor as reimbursement. Fees of less than $1 were accrued with respect to the Emerging Markets Fund and International Core Fund. No such payments were accrued or paid by the Funds for the fiscal year ended December 31, 2004.

The Adviser and/or Distributor or their affiliates, out of their own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to the service fees paid by the Funds. These payments may be asset-based fees, sales-based fees or some combination of the two. These fees may include:
(i) additional compensation with respect to the sale and/or servicing of the Advisor Class; and (ii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Funds and the levels of those clients' assets. The Adviser has entered into an agreement with the Distributor, whereby the Adviser will pay the Distributor 0.075% (7.5 basis points) out of the Adviser's own resources for marketing and sales support. The amount received by the Distributor is based upon new assets generated by the Distributor for the Institutional Class and the Advisor Class of each Fund. Additional cash payments may be made by the Adviser or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries where the intermediary provides shareholder services to Fund shareholders, which may result in the Funds' inclusion on a sales list, including a preferred or select sales list, or in other sales programs. In some cases where the intermediary provides shareholder services to Fund shareholders, cash compensation may be paid to intermediaries as an expense reimbursement. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, neither the Adviser nor the Distributor made any payments pursuant to the foregoing arrangements.

From time to time, the Funds' service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries. In addition, the Funds, the Funds' service

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

providers, or any of their affiliates, may conduct and/or pay for training and education meetings for sales representatives of unaffiliated broker-dealers that sell the Funds, and may pay or reimburse for associated meals, lodging and transportation.

Conflicts of Interest Relating to the Distributor

The Adviser and the Distributor are affiliates by virtue of the fact that IXIS Asset Management US Group, L.P. ("IXIS Group"), an indirect parent of the
Distributor, owns a [      ]% voting interest in Hansberger Group, Inc. ("Group
Inc."), the corporate parent of the Adviser. IXIS Group and Group Inc. entered into an agreement (the "Agreement"), which governs the various shareholders' rights and obligations. Under the Agreement, IXIS Group currently has the right to have one representative on Group Inc.'s Board and certain votes require the specific approval of the IXIS Group Board member.

[The Agreement also provides for an option on behalf of IXIS Group to acquire additional shares in Group Inc. (the "Purchase Option"), if IXIS Group meets certain requirements. Upon the exercise of the Purchase Option, IXIS Group
shall own [      ]% of Group Inc.'s shares, on a fully-diluted basis. IXIS
Group may exercise its Purchase Option upon reaching certain targets related to assets raised by the Distributor. If the Purchase Option is exercised, IXIS Group will have the right to nominate all directors to the Board of Group Inc.]

                              PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser or any affiliated person of a Fund or its investment adviser, on the other. Pursuant to such procedures, the Board has authorized the Adviser to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser reports periodically to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Adviser may provide a Fund's top ten holdings as of month-end, on the third day of the following month. The Adviser may also provide a Fund's complete list of portfolio holdings as of month-end, on the tenth day of the next month. The Fund's policies and procedures provide that the Adviser, may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

The Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund and are (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

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

                                  DISTRIBUTOR

IXIS Asset Management Distributors, L.P. (the "Distributor") serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under the Distribution Agreement (the "Distribution Agreement"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders. The Funds do not pay the Distributor for its services, however, the Distributor is entitled to retain any applicable sales charge and is reimbursed by the Funds for sub-transfer agent and similar fees that the Distributor pays on the Funds' behalf. See "Payments to Third Parties" above.

The Distribution Agreement may be terminated at any time on 60 days notice to the Distributor, without payment of any penalty, either by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Board of Trustees then in office. The Distribution Agreement may be terminated at any time on 90 days written notice to the Trust, without payment of any penalty.

The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Trust.

                                 ADMINISTRATOR

State Street Bank and Trust Company ("State Street Bank") serves as administrator for the Funds. State Street Bank's principal business address is 100 Lincoln Street, Boston, Massachusetts 02111. State Street Bank is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and
(iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. In performing its duties and obligations, State Street Bank shall not be held liable except in the case of its negligence or willful misconduct in the performance of its duties. As compensation for its administrative services, State Street Bank receives a monthly fee from the Trust in proportion to the Funds' combined average daily net assets at the higher of the following: (i) an annual rate of 0.11% of the first $100 million of average daily net assets (per Fund multiplied by the number of Funds), 0.10% for the next $100 million of average daily net assets (per Fund multiplied by the number of Funds), and 0.075% of average daily net assets thereafter, plus additional fees for multiple share classes and Blue sky services, or (ii) an annual minimum of $84,500 per Fund. In addition, State Street is entitled to reimbursement from the Funds for its out-of-pocket expenses incurred under the administration agreement.

                                   CUSTODIAN

State Street Bank serves as custodian of the assets of the Trust. State Street Bank's principal business address is 100 Lincoln Street, Boston, Massachusetts 02111. State Street Bank delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust. In addition, the Trust, with the approval of the Board of Trustees and subject to the rules of the SEC, may have sub-custodians in those foreign countries in which it invests its assets. State Street Bank and sub-custodians are in no way responsible for any of the investment policies or decisions of a Fund.

                                TRANSFER AGENT

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank, (the "Transfer Agent") acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. For these services, the Funds pay BFDS a monthly per account fee by share class/CUSIP. In addition, pursuant to other service agreements, the shareholders of the Advisor Class may pay service fees to other firms that provide similar services for their own shareholder accounts.

From time to time, the Funds, directly or indirectly through arrangements with the Adviser or Transfer Agent, may pay amounts to third parties that provide recordkeeping and other administrative services relating to a Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans.

These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees at a rate that is greater than the rate the Fund is currently paying the Transfer Agent for providing these services to Fund shareholders.

                                     TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and the Funds' investors. No attempt is made to present a detailed explanation of the federal tax treatment of the Funds or their investors, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This summary does not address all of the tax consequences that may be relevant to specific investors in the Funds in light of such investors' particular circumstances or to investors subject to special treatment under any tax laws.

PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, OR FOREIGN TAXES.

General

As indicated under "Taxes" in the Prospectus, each Fund intends to continue to qualify annually for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). This qualification does not involve government supervision of a Fund's management practices or policies.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income (the "Income Requirement"); and (b) diversify its holdings so that; (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers or in securities of one or more qualified publicly traded partnerships. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax. Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and short-term if for a year or less. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of the long-term capital gain distributions.

Any dividends declared by a Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a Fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in. a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of a Fund become ex-dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder),
(ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code.

Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a Fund. However, if you receive a capital gains dividend with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Foreign Transactions

Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the elections, the Funds would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him/her, his/her proportionate share of those taxes, (2) treat his/her share of those taxes and any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his/her own income from those sources, and (3) either deduct the taxes deemed paid by him/her in computing his/her taxable income, or, alternatively, use the foregoing information in calculating the foreign tax credit against his/her federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by a Fund may bear interest at a higher than normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

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

Pursuant to the Code and proposed regulations, open-end RICs such as the Funds would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect). Subject to certain limitations, mark-to-market loss may be deducted by the RIC.

Derivative Instruments

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith.

Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, each Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts that are subject to section 1256 of the Code ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which a Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

                       DETERMINATION OF NET ASSET VALUE

The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of the Fund's outstanding shares. Net asset value per share is determined as of the regular close of trading (currently 4:00 p.m., Eastern time) of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for business. The NYSE is open for trading Monday through Friday except on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the holidays falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average bid and asked prices quoted on such valuation date by reputable brokers.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used when such values are believed to more accurately reflect the fair market value for such securities. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees has determined that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, accretion of any discount or amortization of any premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith using methods determined by the Board of Trustees. Modeling tools and other processes may be used to determine when fair valuation is necessary, as well as in making a fair value determination. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price for such currencies against the U.S. dollar last quoted by any major bank.

The calculation of net asset value does not usually take place contemporaneously with the determination of the prices of the portfolio securities used in such calculation. Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the regular close of trading on the NYSE on each business day on which the NYSE is open for trading. In addition, foreign securities trading in a particular country or countries may not take place on all business days the NYSE is open. Furthermore, trading takes place in various foreign markets on days which are not business days on which the NYSE is open and on which the Funds' net asset values are not calculated. As a result, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

                      ADDITIONAL SHAREHOLDER INFORMATION

Telephone Exchange and Redemption Privileges

Shares of a Fund and any other mutual funds sponsored by the Adviser may be exchanged for shares of each other within the same share class. Exchanges will be effected by redemption of shares of the Fund held and purchase of shares of the Fund for which Fund shares are being exchanged (the "New Fund"). For federal income tax purposes, any such exchange constitutes a sale upon which a capital gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. If you are interested in exercising any of these exchange privileges, you should obtain Prospectuses of other sponsored funds from the Adviser. Upon a telephone exchange, the transfer agent establishes a new account in the New Fund with the same registration and dividend and capital gains options as the redeemed account, unless otherwise specified, and confirms the purchase to you.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed by an individual dealer to its customers. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the other charges described in the Funds' Prospectus and this SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The Telephone Exchange and Redemption Privileges are available only in states where shares of the New Fund may be sold, and may be modified or discontinued at any time. See "Purchasing, Selling and Exchanging Fund Shares" in the Prospectus.

Signature Guarantees

The signature(s) of redeeming shareholders generally must be guaranteed by an "eligible guarantor," including: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or clearing agency or which have minimum net capital of $100,000, or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient. If shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. See "Purchasing, Selling and Exchanging Fund Shares" in the Prospectus.

Redemptions in Kind

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of portfolio securities, in conformity with applicable rules of the SEC. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities received in distributions in kind.

                    ORGANIZATION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 25, 1996, and as Amended and Restated on October 4, 1996. The Declaration of Trust permits the Trust to issue an indefinite number of units of beneficial interest ("shares"), with or without par value.

The Trust may issue shares in any number of "series;" each series of the Trust is a separate portfolio and functions as a separate mutual fund, although the Funds would share a common board of trustees, and may share an adviser, administrator, transfer agent, or custodian. All consideration received by the Trust for shares of any series, and all assets of that series, belong only to that series and are subject to that series' liabilities. The Funds are currently the only series of the Trust. Each Fund currently offers two classes of shares: the Advisor Class and the Institutional Class. The Trustees may create and issue additional series of shares and may create and issue shares of additional classes of one or more series.

Except as described below, the shares of each Fund, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Each share class has no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each share entitles the shareholder of record to one vote. All shareholders of a Fund may vote as a single class on each matter presented to shareholders for action except with respect to any matter that affects one or more series or class solely or in a manner different from others, in which case the shares of the affected series or class are entitled to vote separately. The shares of the Trust have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as defined in the 1940 Act) the Fund.

The Trust is not required to hold annual shareholder meetings; shareholder meetings will be held from time to time for the election of Trustees under certain circumstances, or to seek approval for changes to the operations of the Trust or a Fund. A Trustee may be removed from office by the remaining Trustees, or by the shareholders at a special meeting called on the written request of shareholders owning at least 10% of the Trust's outstanding shares.

Board of Trustees

The Board of Trustees has responsibility for the overall management and business of the Trust, including general supervision and review of its investment activities. The Board of Trustees approves all significant agreements between the Trust and the persons or companies who furnish services to the Trust. The Board of Trustees has delegated the day-to-day operations of the Trust to the Adviser and the Administrator.

The following Trustees sit on the Trust's Audit Committee: Ms. Kathryn B. McGrath, Mr. Ramon Rodriguez (Chairman), Mr. Edward Tighe and Mr. William Waters. The primary function of the Audit Committee, which operates pursuant to a written charter, is to assist the Board of Trustees in fulfilling its oversight responsibilities by: (i) recommending the selection of the Trust's independent registered public accounting firm; (ii) reviewing and approving the scope of the independent registered public accounting firm activity;
(iii) reviewing the financial statements which are certified by the independent registered public accounting firm; and (iv) reviewing with the independent registered public accounting firm the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. The Audit Committee met four times during the fiscal year ended December 31, 2006.

The following Trustees sit on the Trust's Nominating and Governance Committee:
Ms. Kathryn B. McGrath (Chairman), Mr. Thomas L. Hansberger, Mr. Ramon Rodriguez, Mr. Edward Tighe and Mr. William Waters. Mr. Hansberger, the only Interested Trustee on the Committee, does not participate in the selection and nomination of Independent Trustee candidates or any discussion or review of Trustee compensation. The primary function of the Nominating and Governance Committee is to recommend nominees to the full Board for election to the Board of Trustees. The Committee also makes recommendations to the full Board on nominations for membership on all committees of the Board and reviews committee assignments periodically and reports the results of its review to the Board. The Committee reviews as necessary the responsibilities of all committees of the Board and (i) whether there is a continuing need for each committee,
(ii) whether there is a need for additional committees and (iii) whether existing committees should be combined or reorganized. The Committee recommends any changes it determines are appropriate to the full Board. The Committee also
(i) oversees the Trust's policies and procedures regarding compliance with corporate governance policies; (ii) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes to the Board; and (iii) considers and oversees the selection and retention of legal counsel to the Independent Trustees and the independence of such counsel. The Nominating and Governance Committee was established in May 2006 and therefore met only once during the fiscal year ended December 31, 2006.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of potential candidates to serve on the Board, the Nominating and Governance Committee will consider candidates recommended by the Trust's shareholders if submitted in writing and addressed to the Committee at the Trust's offices. In considering a candidate's qualifications, the Committee will consider, at a minimum, the potential candidate's educational background, business or professional experience, and reputation. In addition, all trustee candidates must demonstrate an ability and willingness to make the time commitment, including personal attendance at Board meetings, necessary to function as an effective trustee. The Committee may seek suggestions for candidates for nomination as Trustees from any persons or sources it deems appropriate and will evaluate each candidate in the same manner, irrespective of the source that provided the suggestion.

Items pertaining to these Committees are submitted to the full Board.

Limitation of Trustees' Liability

The Declaration of Trust provides that a Trustee shall be liable for only his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                CODE OF ETHICS

The Fund, the Adviser and the Distributor have each adopted a code of ethics that complies with the requirements of Rule 17j-1 under the 1940 Act. Each of these codes of ethics permit the personnel subject to those codes to invest in securities, including securities that may be purchased or held by a Fund. The codes of ethics are on public file with, and are available from, the SEC.

                            PERFORMANCE INFORMATION

Each Fund's historical performance or return may be shown in the form of "average annual total return," "total return," and "cumulative total return." From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses for a Fund. Without waivers and absorption of expenses, performance results will be lower. No historical performance represents the future performance of a Fund.

Average Annual Total Return

The average annual total return of a Fund is computed by finding the average annual compounded rates of return over designated time periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)(power of n) = ERV

P=    hypothetical initial investment of $1,000

T=    average annual total return for n years

n=    number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods.

Total Return

Calculation of a Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

The Funds' performance figures will be based upon historical results and will not represent future performance. Each Fund's shares are sold at net asset value per share. Each Fund's returns and net asset value will fluctuate and shares are redeemable at the then current net asset value, which may be more or less than original cost. Factors affecting a Fund's performance include general market conditions, operating expenses, and investment management. Any additional fees charged by a dealer or other financial services firm will reduce the returns described in this section.

Comparisons

U.S. Treasury Bills, Notes or Bonds. Investors may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds, which are issued by the U.S. government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

Certificates of Deposit. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

Money Market Fund. Investors may want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and other Independent Ranking Organizations. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds, with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper's appropriate funding category, that is, by fund objective and portfolio holdings. Each Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. Each Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5 and 10 year periods. Rankings are not absolute and do not represent future results.

Independent Sources. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for Fund performance information and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Morningstar, Inc., Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, Financial Times and a variety of investment newsletters.
Indices. A Fund may compare its performance to a wide variety of indices including the Consumer Price Index; Dow Jones Average of 30 Industrials; NASDAQ Over-the-Counter Composite Index; Standard & Poor's 500 Stock Index; Standard & Poor's 400 Mid-Cap Stock Index; Standard & Poor's 600 Small-Cap Index; Wilshire 4500 Index; Wilshire 5000 Index; Wilshire Small Cap Index; Wilshire Small Cap Growth Index; Wilshire Small Cap Value Index; Wilshire Midcap 750 Index; Wilshire Midcap Growth Index; Wilshire Midcap Value Index; Wilshire Large Cap Growth Index; Russell 1000 Index; Russell 1000 Growth Index; Russell 2000 Index; Russell 2000 Small Stock Index; Russell 2000 Growth Index; Russell 2000 Value Index; Russell 2500 Index; Russell 3000 Stock Index; Russell Mid Cap Index; Russell Mid Cap Growth Index; Russell Mid Cap Value Index; Value Line Index; Morgan Stanley Capital International EAFE(R) Index; Morgan Stanley Capital International World Index; Morgan Stanley Capital International All Country World Index; and Salomon Brothers World Index.

In addition, a Fund may compare its performance to certain other indices that measure stock market performance in geographic areas in which the Fund may invest. The market prices and yields of the stocks in these indices will fluctuate. A Fund may also compare its portfolio weighting to the EAFE Index weighting, which represents the relative capitalization of the major overseas markets on a dollar-adjusted basis.

There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

Historical Information. Because each Fund's investments are denominated primarily in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning a Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. Marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including the following: population growth, gross domestic product, inflation rate, average stock market price earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments, exchanges, or investment research firms. In addition, marketing materials may cite the Adviser's views or interpretations of such statistical data or historical performance.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and the payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Other Funds Advised by Hansberger. Hansberger Global Investors, Inc. advises (or subadvises) a number of open-end investment companies investing in a variety of markets. The Fund may be compared, from time to time, to other open-end investment companies advised (or sub-advised) by Hansberger Global Investors, Inc. based on a risk/reward profile. In general, the degree of risk associated with any investment product varies directly with that product's potential level of reward. This correlation or any fund's individual profile may be described or discussed in marketing materials; this discussion will not be used to compare the risk and reward potential of the Fund with that of any mutual fund or investment product other than those advised by Hansberger Global Investors, Inc. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

Additional Fund Information

Portfolio Characteristics. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

                                              E x(power of i) - x(power of m)
      Standard deviation = the square root of      ---------------------
                                                           n - 1

where E =   "the sum of,"

x(power =   each individual return during the time period,
  of i)

x(power =   the average return over the time period, and
  of m)

n       =   the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

Investment Environment

Discussions of economic, social and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may affect a Fund include changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the Adviser's views or interpretations of such factors.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[      ], is the independent registered public accounting firm for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel for the Trust. Dechert LLP serves as legal counsel to the non-interested trustees of the Trust.

                             FINANCIAL STATEMENTS

Each Fund's fiscal year ends on December 31st of each year. Each Fund will send annual and semi-annual reports to its shareholders; the financial statements appearing in annual reports are audited by the Trust's independent registered public accounting firm. The Trust's financial statements for the Funds, including the Portfolios of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, Notes to Financial Statements and the Report of Independent Registered Public Accounting Firm, all of which are included in the 2006 Annual Report to Shareholders, are hereby incorporated by reference into this SAI.

                               RATINGS APPENDIX

STANDARD & POOR'S

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1)Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2)The obligation's nature and provisions.

(3)Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

Long-Term Ratings Definitions: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Investment Grade

AAA Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

BB Less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B Greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI       Reserved for income bonds on which no interest is being paid.

D        Issue is in payment default, or the obligor has filed for bankruptcy.
         The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Notes: An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

Commercial Paper/Short-Term Rating Definitions: A Standard & Poor's short term rating is a current assessment of the likelihood of timely payment of debt with an original maturity of no more than 365 days, such as commercial paper. It is also assigned to remarketed long term debt with a provision that allows the holder to put the debt back to the company in less than one year, in addition to the usual long term rating. (Medium term note programs are assigned long term ratings.)

A-1 Highest category; degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2T Capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B        Regarded as having only speculative capacity for timely payment.

C Assigned to short-term debt obligations with a doubtful capacity for payment.

D        Obligation is in payment default.

MOODY'S

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating.

Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Long-Term: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Aaa Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term: Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

 PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

 PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

Moody's makes no representation that rated bank or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

When an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the names of such supporting entities are listed with the name of the issuer, or indicated with a footnote reference, in Moody's publications. In assigning ratings to such issuer's, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

THOMSON BANKWATCH

Thomson BankWatch ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization, including holding company and operating subsidiaries.

Short-Term Ratings: TBW's short-term ratings do not consider any collateral or security as the basis for the rating, although some securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. TBW's short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest.

TBW-1 Highest category; very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 Second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3 Lowest investment-grade category; while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 Lowest rating category; regarded as non-investment grade and therefore speculative.

Long-Term Debt Ratings: TBW's long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. Ratings may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

Investment Grade

AAA Highest category; ability to repay principal and interest on a timely basis is very high.

AA Second-highest category; superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Third-highest category; ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Lowest investment-grade category; acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

BB Suggests that likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B Higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC Clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC Applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D        Default

FITCH

Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Plus (+) Plus and minus signs are used with a rating symbol to indicate the Minus (-) relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A         Bonds considered to be investment grade and of high credit quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

 Plus (+) Plus and minus signs are used with a rating symbol to indicate the Minus (-) relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

 BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

 B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

 CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

 CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

 C         Bonds are in imminent default in payment of interest or principal.

 DDD,      Bonds are in default on interest and/or principal payments. Such
 DD,       bonds are extremely speculative and should be valued on the basis and, D of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the lowest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate. However, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

                              SPECIALIZED RATINGS

TBW COUNTRY RATINGS

TBW's Country Ratings represent TBW's assessment of the overall political and economic stability of a country in which a bank is domiciled.

TBW considers factors other than the financial strength of the individual company. In particular, the context of the company--country risk and the complexion of its domestic financial system--becomes critical. TBW focuses on both political risk--the willingness to meet external debt obligations--and economic risk--the ability to repay external debts.

I An industrialized country with a long history of political stability, effective economic management, sustainable financial conditions, and continuing access to global capital markets on favorable terms. Short-run risk of default is nonexistent.

I/II An industrialized country with a long history of political and economic stability that is currently experiencing some short-term political and/or economic difficulties. It enjoys continuing access to global capital markets, though at somewhat higher margins. Short-run risk of default is very low.

II An industrialized country with a history of political and economic stability that is currently experiencing serious political and/or economic difficulties. It enjoys continuing access to global capital markets, though at significantly higher margins. Short-run risk of default is low.

II/III A newly industrialized country with a generally healthy economy that currently enjoys wide access to global capital markets. Short-run risk of default is very low.

III A newly industrialized country with a generally healthy economy but with some significant political and/or economic difficulties. It currently enjoys some access to global capital markets. Short-run risk of default is low.

III/IV A newly industrialized country experiencing serious political and/or economic difficulties. It enjoys only very limited access to global capital markets. Short-run risk of default is low to medium.

IV A non-industrialized country that has limited access to world capital markets. Short-run risk of default is low.

IV/V A non-industrialized country with a history of external debt servicing problems that is currently experiencing serious political and/or economic difficulties. It enjoys only limited access to world capital markets. Short-run risk of default is low to medium.

V A non-industrialized country with no access to world capital markets and which is considered in default on some or all of its external debt. Short-run risk of default is medium to high.

TBW INTRA-COUNTRY ISSUER RATINGS

TBW's Intra-Country Issuer Ratings provide a relative assessment of each bank's financial performance and its ability to meet its obligations within the context of the local market. These ratings are not directly comparable from country to country.

Further, sovereign risk is not factored into the Intra-Country Ratings. However, the ratings do incorporate systemic risks which may be prevalent within certain banking systems that could preclude any bank within the system from achieving the top rating.

TBW assigns only one Intra-Country Issuer Rating to each company, factoring consolidated financials into the overall assessment.

The ratings are assigned using an intermediate time horizon. Intra-Country Issuer Ratings incorporate an overall assessment of the company's financial strength, in addition to TBW's opinion of the vulnerability of the company to adverse developments (which may affect the market's perception of the company, thereby its access to funding and the marketability of its securities).

IC-A Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and very good access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by other consideration.

IC-A/B Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

IC-B A strong company with a solid financial record and well received by its natural money markets. Some minor weaknesses may exist, but any deviation from the company's historical performance levels should be both limited and short-lived. The likelihood of a significant problem developing is small, yet slightly greater than for a higher-rated company.

IC-B/C Company is clearly viewed as a good credit. While some shortcomings are apparent, they are not serious and/or are quite manageable in the short-term.

IC-C Company is inherently a sound credit with no serious deficiencies, but financials reveal at least one fundamental area of concern that prevents a higher rating. Company may recently have experienced a period of difficulty, but those pressures should not be long-term in nature. The company's ability to absorb a surprise, however, is less than that for organizations with better operating records.

IC-C/D While still considered an acceptable credit, the company has some meaningful deficiencies. Its ability to deal with further deterioration is less than that of better-rated companies.

IC-D Company's financials suggest obvious weaknesses, most likely created by asset quality considerations and/or a poorly structured balance sheet. A meaningful level of uncertainty and vulnerability exists going forward. The ability to address further unexpected problems must be questioned.

IC-D/E Company has areas of major weakness that may include funding and/or liquidity difficulties. A high degree of uncertainty exists about the company's ability to absorb incremental problems.

IC-E Very serious problems exist for the company, creating doubt about its continued viability without some form of outside assistance, regulatory or otherwise.

                                   APPENDIX

                      PROXY VOTING POLICY AND GUIDELINES

The Board of Trustees of Hansberger Institutional Series (the "Trust") has delegated proxy voting responsibility to the Adviser. The Adviser has adopted the following policy, procedures and guidelines for the voting of proxies:

                                         HGI Proxy Voting Policy and Procedures
                                                                 July 28th 2003

                       Hansberger Global Investors, Inc.
                      Proxy Voting Policy and Procedures

Proxy Voting Policy

Hansberger Global Investors, Inc. ("HGI") generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans ("plans") subject to the U.S. Employee Retirement Income Security Act of 1974, as amended ("ERISA"). This document sets forth HGI's policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940, as amended. Specifically, Rule 206(4)-6 requires that we:

..   Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

..   Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

..   Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

A. Objective

Where HGI is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, HGI generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. ("ISS") (see discussion below) on these issues, although, on occasion HGI abstains from voting on these issues.

When making proxy-voting decisions, HGI generally adheres to its Proxy Voting Guidelines (the "Guidelines"), as revised from time to time by HGI.1 The Guidelines, which have been developed with reference to the positions of ISS, set forth HGI's positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of ISS's standard operating policies.

B. Accounts for Which HGI Has Proxy Voting Responsibility

HGI generally is responsible for voting proxies with respect to securities selected by HGI and held in client accounts. HGI's form Investment Advisory Agreement provides clients with an alternative as to whether the client or HGI will be responsible for proxy voting. However, HGI does not vote proxies for securities not selected by HGI but that are nevertheless held in a client account or where HGI otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to HGI, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed HGI has expressly

--------
/1/ The Policy and Procedures are described generally in our Form ADV, Part II and are made available to clients on request.

                                         HGI Proxy Voting Policy and Procedures
                                                                 July 28th 2003

reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:

..   be in writing;

..   state that HGI is "precluded" from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

..   be consistent with the plan's documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

C. Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs HGI to follow it, HGI is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful. In the case of ERISA plans, HGI, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

HGI must, to the extent possible, comply with each client's proxy voting policy. If such policies conflict, HGI may vote proxies to reflect each policy in proportion to the respective client's interest in any pooled account, for example (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D. Arrangement with ISS

HGI presently uses ISS to assist in voting proxies. ISS is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. ISS's primary function with respect to HGI is to apprise HGI of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

Although we may consider ISS's and others' recommendations on proxy issues, HGI bears ultimate responsibility for proxy voting decisions. For ERISA plans for which HGI votes proxies, HGI is not relieved of its fiduciary responsibility by following directions of ISS or the ERISA plans' named fiduciaries or by delegating proxy voting responsibility to another person.

E. Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of HGI's clients and the interests of HGI and its employees. HGI must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients' best interest and was not the product of the conflict. For example, conflicts of interest may arise when:

..   Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with HGI;1

..   A proponent of a proxy proposal has a business relationship with HGI;

..   HGI has business relationships with participants in proxy contests, corporate directors or director candidates;

HGI's Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the ISS vote recommendation should, in most cases, adequately address any possible conflicts of interest.

--------
/2/ For this purpose, HGI generally will consider as "non-routine" any matter listed in New York Stock Exchange Rule 452.11, relating to when a member firm may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

                                         HGI Proxy Voting Policy and Procedures
                                                                 July 28th 2003

F. Special Issues with Voting Foreign Proxies

Although HGI has arrangements with ISS, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

..   Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

..   To vote shares in some countries, the shares may be "blocked" by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. HGI may refrain from voting shares of foreign stocks subject to blocking restrictions where, in HGI's judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

..   Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

..   Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

..   Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

..   Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company's share registry.

..   Lack of a "proxy voting service" by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), HGI may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

G. Reports

HGI's Form ADV, Part II sets forth how clients may obtain information from HGI about how we voted proxies with respect to their securities. If requested, HGI provides clients with periodic reports on HGI's proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA plans, the named fiduciary that appointed HGI is required to monitor periodically HGI's activities, including our decisions and actions with regard to proxy voting. Accordingly, HGI provides these named fiduciaries on request with reports to enable them to monitor HGI's proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

H. Operational Procedures

HGI's Investment Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Operations Group works with ISS, the proxy voting service, and is responsible for ensuring that meeting notices are reviewed and proxy matters are communicated to the portfolio managers or research analysts for consideration and voting recommendations. The Proxy Administrator is also responsible for fielding questions regarding a proxy vote from ISS, and soliciting feedback from the portfolio managers and, or research analysts covering the company.

                                         HGI Proxy Voting Policy and Procedures
                                                                 July 28th 2003

The Proxy Administrator will process proxies of a routine nature in accordance with HGI's Proxy Voting Guidelines when the vote recommendation from ISS and company management are in agreement on how the proposal should be voted. A response or feedback from the portfolio manager or research analyst covering the company will be solicited in writing by the Proxy Administrator when proposals are not covered by the Guidelines, ISS recommends a vote contrary to company management, or the Guidelines are unclear on how a proxy should be voted. Responses from portfolio managers and research analysts are required to be in writing and are maintained by the Proxy Administrator. The Proxy Administrator is responsible for the actual submission of the proxies in a timely fashion.

A portfolio manager or research analyst may submit a proxy recommendation to the Proxy Administrator for processing contrary to the Guidelines or ISS vote recommendation if he or she determines that it is in the best interest of clients. Portfolio managers or research analysts who submit voting recommendations inconsistent with the Guidelines or ISS vote recommendations are required to document the rationale for their recommendation. The Proxy Voting Committee will review the recommendation in order to determine whether the portfolio manager's or research analyst's voting rationale appears reasonable and in the best interests of clients. If the Proxy Voting Committee does not agree that the portfolio manager's or research analyst's rationale is reasonable and in the best interests of clients, the Proxy Voting Committee will vote the proxy and document the reason(s) for its decision. The Proxy Administrator is responsible for maintaining the documentation provided by portfolio managers, research analysts, and the Proxy Voting Committee, and assuring that it adequately reflects the basis for any recommendation or vote that is cast in opposition to the Guidelines or ISS vote recommendation.

I. Securities Subject to Lending Arrangements

For various legal or administrative reasons, HGI, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. HGI will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, HGI may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in HGI's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

                                                    HGI Proxy Voting Guidelines
                                                                July 28th, 2003

                       Hansberger Global Investors, Inc.
                            Proxy Voting Guidelines

General Guidelines

The proxy voting guidelines below summarize HGI's position on various issues of concern to investors and give a general indication of how portfolio securities held in client accounts will be voted on proposals dealing with particular issues. The guidelines are not exhaustive and do not include all potential voting issues. In addition, because proxy voting issues and circumstances of individual companies are so varied, there may be instances when HGI may not vote in strict adherence to these guidelines as outlined below. The following guidelines are grouped according to the types of proposals generally presented to shareholders.

   (i) Board of Directors Issues

HGI will generally vote for all Board of Directors nominees unless certain actions by the Directors warrant votes to be withheld. These instances include Directors who:

    .  Attend less than 75% of the board and committee meetings unexcused;

    . Ignore a shareholders' proposal that is approved by a majority of the votes cast for two (2) consecutive years;

                                                    HGI Proxy Voting Guidelines
                                                                July 28th, 2003

    . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;

    . Are inside directors and sit on the audit, compensation or nomination committees; and

    .  Enacted egregious corporate governance policies.

All other items are voted on a case-by-case basis with the exception of the following, which HGI will generally oppose:

    .  Proposals to limit the tenure of outside directors;

    .  Proposals to impose mandatory retirement ages for outside directors; and

    . Proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.

   (ii) Auditors

HGI will generally vote for proposals to ratify auditors, unless:

    . An auditor has a financial interest in or association with the company, and is therefore not independent; or

    . There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

   (iii) Executive and Director Compensation

HGI will generally support executive compensation plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. HGI will also support resolutions regarding director's fees. In general, HGI will determine votes for the following on a case-by-case basis:

    .  Stock-based incentive plans;

    .  Performance-based stock option proposals;

    .  Stock plans in lieu of cash;

    .  Proposals to ratify or cancel executive severance agreements; and

    .  Management proposals seeking approval to re-price options

HGI will generally vote for:

    . Employee stock purchase plans where the purchase price is at least 85 percent of fair market value, offering period is 27 months or less, and potential voting power dilution is ten percent or less;

    . Proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares);

       .  Proposals to implement a 401(k) savings plan for employees;

    . Proposals seeking additional disclosure of executive and director pay information, provided that the information is relevant to shareholders' needs, would not put the company at a disadvantage, and is not unduly burdensome; and

    .  Proposals to expense stock options.

HGI will generally vote against:

    .  Retirement plans for non-employee directors;

    . Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or forms of compensation; and

    .  Shareholder proposals requiring director fees to be paid in stock only

                                                    HGI Proxy Voting Guidelines
                                                                July 28th, 2003

   (iv) Takeover/Tender Offer Defenses

Anti-takeover proposals are analyzed on a case-by-case basis. However, since investors customarily, in our view, suffer a diminution of power as a result of the adoption of such proposals, they are generally opposed by HGI unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer. Specifically, HGI will under normal circumstances oppose:

    . Dual class exchange offers and dual class recapitalizations (unequal voting rights);

    . Proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

    . Proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations; and

    . Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

HGI will generally vote in favor of the following issues:

    . Proposals to adopt anti-greenmail charter by-law amendments or to otherwise restrict a company's ability to make greenmail payments; and

    . Proposals to require approval of blank check preferred stock issues for other than general corporate purposes

   (v) Capital Structure and Shareholder Rights

This category consists of broad issues concerning capital structure and shareholder rights. These types of issues generally call for revisions to the corporate by-laws, which will impact shareholder ownership rights. All items are reviewed and voted on a case-by-case basis; however, HGI endeavors to balance the ownership rights of shareholders and their best interests with providing management of each corporation the greatest operational latitude.

   (vi) Social and Political Responsibility Issues

In the case of social and political responsibility issues that in HGI's view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of HGI's clients. Unless a client has given us other instructions, HGI generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. ("ISS") on these social and political issues, although HGI sometimes abstains from voting on these issues.

                           PART C: OTHER INFORMATION

 Item 23.  Exhibits:
 --------  -------------------------------------------------------------------

    (a)(1) Agreement and Declaration of Trust of the Hansberger Institutional Series (the "Registrant"), dated July 26, 1996 (incorporated herein by reference to the Initial Registration Statement filed on July 26, 1996).

    (a)(2) Amendment to the Agreement and Declaration of Trust (incorporated herein by reference to Pre-Effective Amendment No. 1 filed on September 23, 1996).

    (a)(3) Amended and Restated Agreement and Declaration of Trust of the Registrant, dated October 4, 1996, (incorporated herein by reference to Pre-Effective Amendment No. 2 filed on October 18,
           1996).

    (b)(1) By-Laws of the Registrant (incorporated herein by reference to the Initial Registration Statement filed on July 26, 1996).

    (c)(1) By-Laws (See Section 2 and Section 7).

    (c)(2) Declaration

           See Article III--"Shares," Section 1, Section 2 and Section 6.

    (d)(1) Investment Advisory Agreement (incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on March 1, 1999).

    (d)(2) Amendment to Investment Advisory Agreement dated May 11, 2000 (incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on April 29, 2004).

    (d)(3) Amendment to Investment Advisory Agreement dated September 4, 2003 (incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on April 29, 2004).

    (d)(4) Form of Amendment to Investment Advisory Agreement dated October 5, 2004 (incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on May 2, 2005).

    (e)(1) Form of Distribution Agreement (incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on September 13, 2005).

    (e)(2) Form of Dealer Agreement (incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on July 1, 2005).

    (f)    Not Applicable.

    (g)(1) Custodian Agreement, (incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on March 1, 1999).


 (g)(2) Amendment to Custody Agreement dated July 2, 2001(incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration
        Statement filed on April 18, 2001).

 (g)(3) Form of Master Custodian Agreement (incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on September 13, 2005).

 (h)(1) Form of Administration Agreement (incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on
        September 13, 2005).

 (h)(2) Form of Transfer Agency and Service Agreement (incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration
        Statement filed on September 13, 2005).

 (h)(3) HGI Management Expense Cap Letter dated December 5, 2005 (incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 28, 2006).

 (i) Opinion and Consent of Counsel (incorporated herein by reference to the 24f-2 Notice filed on February 24, 1997).

 (j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

 (k)    Not Applicable.

 (l)    Not Applicable.

 (m)    Not Applicable.

 (n)    Not Applicable.

 (o)    Rule 18f-3 Plan (incorporated herein by reference to Post-Effective
        Amendment No. 13 to the Registration Statement filed on July 1, 2005).

 (p)(1) Registrant's Amended Code of Ethics (incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 28, 2006).

 (p)(2) Hansberger Global Investors, Inc. Amended Code of Ethics (incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 28, 2006).

 (p)(3) IXIS Asset Management Distributors, L.P. Code of Ethics (incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on July 1, 2005).

Item 24. Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 25. Indemnification.

Article VIII of the Agreement and Restated Declaration of Trust filed as Exhibit (a)(3) to the Registration Statement is incorporated herein by reference to Pre-Effective Amendment No. 2 filed on October 18, 1996. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the investment adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Hansberger Global Investors, Inc. (the "Adviser") is the investment adviser for the Trust. The principal address is 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

Name and Position                                              Connection with
with Investment Adviser  Name of Other Company                 Other Company
-----------------------  ------------------------------------  ---------------

Hansberger, Thomas Loren The Hansberger Global Fund PLC        Director
Chairman, CEO, Treasurer
                         Hansberger Global Investors Ltd.      Director
                         Hansberger Global Investors (HI)      Director,
                         Limited                               Shareholder
                         Hansberger Group, Inc.
                                                               Director, CEO,
                         Hansberger Institutional Series       President

                         Hansberger Global Fund                Chairman,
                         India Growth Fund                     President
                         Investment Company Institute          Trustee
                         The Bankgok Fund                      Director,
                                                               Shareholder
                                                               Director
                                                               Director
                                                               Director

Name and Position                                                Connection with
with Investment Adviser          Name of Other Company           Other Company
-----------------------          ------------------------------- -----------------------

Freeman, Wesley Edmond           Hansberger Institutional Series Vice President
Managing Director -Institutional
Marketing, Director

Christensen, Jr., Thomas Allen   Hansberger Institutional Series Treasurer
Chief Financial Officer          Hansberger Group, Inc.          Chief Financial Officer

Item 27. Principal Underwriters.

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Delafield Fund, Inc.

IXIS Advisor Cash Management Trust

IXIS Advisor Funds Trust I

IXIS Advisor Funds Trust II

IXIS Advisor Funds Trust III

IXIS Advisor Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Delafield Fund, Inc.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is 399 Boylston Street, Boston, Massachusetts 02116.

The general partner and officers of the Registrant's principal underwriter, IXIS Asset Management Distributors, L.P., are as follows:

                          Positions and Offices with   Positions and Offices
Name                      Principal Underwriter        with Registrant
----                      ---------------------------  ------------------------

IXIS Asset Management     General Partner              None
Distribution Corporation

John T. Hailer            President and Chief          None
                          Executive Officer

John E. Pelletier         Executive Vice President     None
                          and Chief Operating Officer

                          Positions and Offices with   Positions and Offices
Name                      Principal Underwriter        with Registrant
----                      ---------------------------  ------------------------
Coleen Downs Dinneen      Senior Vice President,       None
                          General Counsel, Secretary
                          and Clerk

Russell Kane              Vice President, Associate    None
                          General Counsel, Assistant
                          Secretary, Assistant Clerk
                          and Chief Compliance
                          Officer for Mutual Funds

Michael Kardok            Senior Vice President        None

Beatriz Pina Smith        Vice President, Treasurer    None
                          and Chief Financial Officer

Anthony Loureiro          Senior Vice President,       None
                          Chief Compliance
                          Officer-Broker/Dealer and
                          Anti-Money Laundering
                          Compliance Officer

Max J. Mahoney            Senior Vice President,       None
                          Deputy General Counsel
                          Assistant Secretary,
                          Assistant Clerk and Chief
                          Compliance
                          Officer-Investment Adviser

Robert Krantz             Executive Vice President     None

William Butcher           Executive Vice President     None

Matt Witkos               Executive Vice President     None

Diane Whelan              Executive Vice President     None

Jeffrey Coron             Senior Vice President        None

Curt Overway              Senior Vice President        None

Maureen O'Neill           Senior Vice President        None

Susannah Wardly           Senior Vice President        None

Mark Doyle                Senior Vice President        None

Matthew Coldren           Senior Vice President        None

Christopher Mullahy       Senior Vice President        None

KC Chew                   Senior Vice President        None

Caren Leedom              Senior Vice President        None

Dan Lynch                 Senior Vice President        None

Peter Martin              Senior Vice President        None

Thomas Nelson             Senior Vice President        None

Matt Raynor               Senior Vice President        None

Item 28. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended, and the rules promulgated thereunder, are maintained at the following addresses:

          State Street Bank & Trust Company
          One Lincoln Street
          Boston, Massachusetts 02111

          IXIS Asset Management Distribution Corporation
          399 Boylston Street
          Boston, Massachusetts 02116

          Boston Financial Data Services, Inc.
          399 Boylston Street
          Boston, Massachusetts 02116

          Hansberger Global Investors, Inc.
          401 East Las Olas Boulevard
          Suite 1700
          Fort Lauderdale, Florida 33301

Item 29. Management Services.

None.

Item 30. Undertakings.

None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 333-08919 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida on the 2nd day of March, 2007.

                                              HANSBERGER INSTITUTIONAL SERIES

                                              By: /s/ Thomas L. Hansgerger
                                                  -----------------------------
                                                  Thomas L. Hansberger,
                                                  President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Thomas L. Hansberger  Trustee and President          March 2, 2007
-------------------------
Thomas L. Hansberger

            *             Trustee                        March 2, 2007
-------------------------
Edward Tighe

            *             Trustee                        March 2, 2007
-------------------------
Kathryn B. McGrath

            *             Trustee                        March 2, 2007
-------------------------
Ramon A. Rodriguez

            *             Trustee                        March 2, 2007
-------------------------
William F. Waters

/s/ Thomas A. Christensen Chief Financial Officer        March 2, 2007
-------------------------
Thomas A. Christensen

*By: /s/ Thomas L. Hansberger
     -------------------------
     Thomas L. Hansberger,

   Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 28, 2006.